UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks – 65.4% of Net Assets

	Belgium – 1.2%
179,618	Anheuser-Busch InBev S.A.	$19,838,531

	Canada – 1.2%
406,300	CGI Group, Inc., Class A(b)	20,759,900

	China – 3.8%
446,629	Alibaba Group Holding Ltd., Sponsored ADR(b)	62,930,026

	France – 1.9%
288,690	Thales S.A.	31,070,041

	Hong Kong – 2.6%
5,887,400	AIA Group Ltd.	43,074,335

	India – 0.9%
568,894	HDFC Bank Ltd.	14,645,622

	Japan – 0.8%
347,687	Nomura Research Institute Ltd.	13,735,892

	Sweden – 2.7%
973,553	Assa Abloy AB	21,458,530
629,403	Atlas Copco AB, A Shares	24,201,646

		45,660,176

	Switzerland – 4.6%
136,158	Dufry AG, (Registered)(b)	22,344,926
23,731	Geberit AG, (Registered)	11,081,428
494,393	Nestle S.A., (Registered)	43,119,796

		76,546,150

	United Kingdom – 3.2%
9,743,977	Legal & General Group PLC	32,788,455
444,764	London Stock Exchange Group PLC	21,156,299

		53,944,754

	United States – 42.5%
194,734	Accenture PLC, Class A	24,084,701
23,043	Alphabet, Inc., Class C(b)	20,939,865
39,193	Alphabet, Inc., Class A(b)	36,436,948
23,588	Amazon.com, Inc.(b)	22,833,184
252,969	Colgate-Palmolive Co.	18,752,592
777,020	Comcast Corp., Class A	30,241,618
327,233	Danaher Corp.	27,615,193
670	Dex Media, Inc.(b)(c)(d)	2,580
150,179	EOG Resources, Inc.	13,594,203
325,632	Facebook, Inc., Class A(b)	49,163,919
81,994	FactSet Research Systems, Inc.	13,625,763
135,492	Goldman Sachs Group, Inc. (The)	30,065,675
783	Hawaiian Telcom Holdco, Inc.(b)	19,567

Shares	Description	Value (†)
Common Stocks – continued

United States – continued
168,500	Intercontinental Exchange, Inc.	$11,107,520
212,232	LyondellBasell Industries NV, Class A	17,910,258
131,163	M&T Bank Corp.	21,241,848
424,455	Marriott International, Inc., Class A	42,577,081
58,662	McCormick & Co., Inc.	5,720,132
34,075	Mettler-Toledo International, Inc.(b)	20,054,501
548,524	Newell Brands, Inc.	29,411,857
108,665	Northrop Grumman Corp.	27,895,392
14,948	Priceline Group, Inc. (The)(b)	27,960,533
201,927	Roper Technologies, Inc.	46,752,158
177,419	S&P Global, Inc.	25,901,400
89,990	Schlumberger Ltd.	5,924,942
137,776	Sherwin-Williams Co. (The)	48,353,865
273,918	Texas Instruments, Inc.	21,072,512
61,390	Travelers Cos., Inc. (The)	7,767,677
195,494	UnitedHealth Group, Inc.	36,248,497
406,589	Wells Fargo & Co.	22,529,096

		705,805,077

	Total Common Stocks (Identified Cost $816,028,115)	1,088,010,504

Principal Amount (‡)
Bonds and Notes – 29.2%

Non-Convertible Bonds – 28.4%

	Argentina – 0.6%
$ 17,650,000	Argentine Bonos del Tesoro, 15.500%, 10/17/2026, (ARS)	1,187,765
17,825,000	Argentine Bonos del Tesoro, 18.200%, 10/03/2021, (ARS)	1,138,269
17,000,000	Argentine Bonos del Tesoro, 21.200%, 9/19/2018, (ARS)	1,031,804
775,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	873,580
535,000	Republic of Argentina, 6.875%, 4/22/2021	572,450
1,260,000	Republic of Argentina, 7.125%, 6/28/2117, 144A	1,143,450
1,390,000	Republic of Argentina, 7.625%, 4/22/2046	1,422,665
382,136	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	418,439
1,270,000	YPF S.A., 8.750%, 4/04/2024, 144A	1,447,673
17,745,000	YPF S.A., 16.500%, 5/09/2022, 144A, (ARS)	995,501

		10,231,596

	Australia – 0.2%
970,000	Commonwealth Bank of Australia, 1.375%, 9/06/2018, 144A(e)	965,851
1,150,000	Commonwealth Bank of Australia, 2.250%, 3/10/2020, 144A(e)	1,152,478

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Australia – continued
$670,000		GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(e)	$658,150
110,000		Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	117,557
95,000		Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	94,759

			2,988,795

		Belgium – 0.1%
1,040,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 2/01/2026	1,071,481
440,000		Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	454,018

			1,525,499

		Brazil – 0.9%
800,000		Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	835,040
8,500	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	2,385,108
2,250	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	656,583
8,815	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	2,536,844
2,300,000		BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(e)	676,899
1,000,000		CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	847,050
400,000		Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	395,500
1,180,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025(e)	1,230,150
285,000		Embraer Netherlands Finance BV, 5.400%, 2/01/2027	297,825
915,000		Itau Unibanco Holding S.A., 2.850%, 5/26/2018, 144A	917,287
1,825,000		Petrobras Global Finance BV, 4.375%, 5/20/2023	1,720,975
300,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	284,250
575,000		Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	582,906
500,000		Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	512,500
850,000		Vale S.A., 5.625%, 9/11/2042(e)	807,500

			14,686,417

		British Virgin Islands – 0.1%
985,000		Sinopec Group Overseas Development 2017 Ltd., 2.375%, 4/12/2020, 144A(e)	985,296

		Canada – 2.2%
471,129		Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(e)	491,058

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Canada – continued
$815,000	Bank of Montreal, 1.750%, 6/15/2022, 144A(e)	$800,036
3,000,000	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(e)	2,303,000
21,030,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)(e)	16,427,985
970,000	Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019(e)	960,823
430,000	Enbridge, Inc., 2.900%, 7/15/2022	429,140
1,335,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(e)	1,035,747
6,165,000	Province of Ontario Canada, 1.250%, 6/17/2019(e)	6,112,967
7,200,000	Province of Ontario Canada, 1.875%, 5/21/2020(e)	7,189,956
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)(e)	496,633

		36,247,345

	Cayman Islands – 0.1%
950,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	966,293

	Chile – 0.5%
1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A(e)	1,449,949
770,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.500%, 3/01/2021, 144A, (CLP)	1,196,228
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	208,204
600,000	Chile Government International Bond, 3.125%, 1/21/2026(e)	611,970
300,000,000	Chile Government International Bond, 5.500%, 8/05/2020, (CLP)(e)	478,979
1,160,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(e)	1,235,272
250,000	Engie Energia Chile S.A., 5.625%, 1/15/2021, 144A	272,592
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(e)	828,484
550,000	Itau CorpBanca, 3.125%, 1/15/2018(e)	552,743
240,000	Latam Airlines Group S.A., 7.250%, 6/09/2020, 144A	253,500
555,422	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	546,396
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(e)	1,158,336

		8,792,653

	China – 0.1%
800,000	Baidu, Inc., 2.250%, 11/28/2017(e)	800,916

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	China – continued
$700,000	Baidu, Inc., 3.250%, 8/06/2018(e)	$708,346
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(e)	424,276

		1,933,538

	Colombia – 0.3%
555,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	564,712
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	432,725
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)(e)	722,653
575,000	Republic of Colombia, 3.875%, 4/25/2027	580,175
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	70,187
6,150,000,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(e)	2,155,891

		4,526,343

	Dominican Republic – 0.2%
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,455,825
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	615,641
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	504,505

		2,575,971

	France – 0.7%
970,000	Air Liquide Finance S.A., 1.375%, 9/27/2019, 144A(e)	958,088
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)(e)	308,291
205,000	BNP Paribas S.A., 3.800%, 1/10/2024, 144A(e)	213,492
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	212,312
390,000	Credit Agricole S.A., (fixed rate to 6/23/2026, variable rate thereafter), 7.500% , (GBP)(f)	570,180
735,000	Danone S.A., 1.691%, 10/30/2019, 144A(e)	729,129
500,000	Dexia Credit Local S.A., 2.250%, 2/18/2020, 144A(e)	500,937
1,100,000	Electricite de France S.A., EMTN, (fixed rate to 1/22/2022, variable rate thereafter), 4.125% , (EUR)(e)(f)	1,325,465
3,360,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)(e)	4,829,149
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(e)	1,064,227
475,000	Societe Generale S.A., (fixed rate to 4/07/2021, variable rate thereafter), 6.750% , (EUR)(f)	594,188

		11,305,458

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Germany – 0.2%
500,000	Allianz SE, (fixed rate to 7/07/2025, variable rate thereafter), 2.241%, 7/07/2045, (EUR)	$573,870
470,000	Commerzbank AG, EMTN, 4.000%, 3/23/2026, (EUR)	577,753
675,000	Daimler Finance North America LLC, 1.750%, 10/30/2019, 144A(e)	670,616
1,800,000	Vonovia Finance BV, EMTN, 1.500%, 6/10/2026, (EUR)(e)	2,048,014

		3,870,253

	Hong Kong – 0.0%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(e)	351,840

	Hungary – 0.2%
1,330,000	Hungary Government International Bond, 5.375%, 3/25/2024	1,497,202
980,000	Hungary Government International Bond, 5.750%, 11/22/2023(e)	1,120,575

		2,617,777

	India – 0.1%
550,000	Axis Bank Ltd., 3.250%, 5/21/2020, 144A	556,102
605,000	Greenko Investment Co., 4.875%, 8/16/2023	588,457
700,000	State Bank of India, 4.125%, 8/01/2017, 144A	700,903

		1,845,462

	Indonesia – 0.6%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	309,324
34,000,000,000	Indonesia Government International Bond, 7.000%, 5/15/2022, (IDR)	2,584,281
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	296,466
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	64,398
35,310,000,000	Indonesia Government International Bond, Series FR53, 8.250%, 7/15/2021, (IDR)	2,789,828
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)(e)	1,136,975
795,000	Perusahaan Listrik Negara PT, 5.250%, 10/24/2042, 144A	795,000
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	667,352
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	564,181

		9,207,805

	Israel – 0.0%
510,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	599,437

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Italy – 0.1%
500,000	Assicurazioni Generali S.p.A., EMTN, 4.125%, 5/04/2026, (EUR)	$617,247
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	639,661
855,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	878,248

		2,135,156

	Japan – 0.3%
900,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.700%, 3/05/2018, 144A(e)	900,388
940,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 2.150%, 9/14/2018, 144A(e)	941,960
540,000	Nissan Motor Acceptance Corp., 2.000%, 3/08/2019, 144A(e)	540,432
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019(e)	1,176,658
850,000	SoftBank Group Corp., 4.500%, 4/15/2020, 144A	883,651

		4,443,089

	Kazakhstan – 0.0%
475,000	Tengizchevroil Finance Co. International Ltd., 4.000%, 8/15/2026, 144A	457,435

	Korea – 0.4%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(e)	449,876
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A(e)	600,057
400,000	Korea Development Bank (The), 4.625%, 11/16/2021(e)	432,474
630,000	Korea Development Bank (The), MTN, 4.500%, 11/22/2019, (AUD)(e)	501,229
670,000	KT Corp., 2.500%, 7/18/2026, 144A(e)	633,479
1,125,000	Minera y Metalurgica del Boleo S.A. de CV, 2.875%, 5/07/2019, 144A(e)	1,133,487
950,000	Shinhan Bank, 2.250%, 4/15/2020, 144A(e)	940,025
770,000	Shinhan Bank, 3.875%, 3/24/2026, 144A(e)	774,658
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(e)	179,509
200,000	Woori Bank, 5.875%, 4/13/2021, 144A(e)	220,095

		5,864,889

	Luxembourg – 0.0%
500,000	Millicom International Cellular S.A., 4.750%, 5/22/2020, 144A	511,565

	Mexico – 1.2%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	675,800

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Mexico – continued
770,000		America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(e)	$894,346
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(e)	520,361
675,000		Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	673,312
300,000		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A(e)	313,200
1,150,000		Cemex Finance LLC, 6.000%, 4/01/2024, 144A	1,221,990
300,000		Cemex SAB de CV, 4.375%, 3/05/2023, 144A, (EUR)	362,039
505,000		Cemex SAB de CV, 5.700%, 1/11/2025, 144A	535,931
200,000		Cemex SAB de CV, 7.750%, 4/16/2026, 144A	228,750
800,000		Gruma SAB de CV, 4.875%, 12/01/2024(e)	867,000
680,000		Grupo Televisa SAB, 5.000%, 5/13/2045(e)	654,146
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(e)	433,142
248,744	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(e)	1,365,253
899,680	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	5,217,115
443,452	(†††)	Mexican Fixed Rate Bonds, Series M-30, 10.000%, 11/20/2036, (MXN)(e)	3,181,321
920,000		Mexichem SAB de CV, 5.875%, 9/17/2044, 144A(e)	921,380
196,000		Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(e)	198,252
1,020,000		Mexico Government International Bond, 4.125%, 1/21/2026(e)	1,060,290
625,000		Petroleos Mexicanos, 5.625%, 1/23/2046(e)	554,063
135,000	(†††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)(e)	657,521
100,000		Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	119,863

			20,655,075

		Morocco – 0.1%
965,000		OCP S.A., 4.500%, 10/22/2025, 144A(e)	972,431
590,000		OCP S.A., 6.875%, 4/25/2044, 144A	664,571

			1,637,002

		Netherlands – 0.2%
150,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 7/01/2022	160,760

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Netherlands – continued
$870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025(e)	$911,664
675,000	ING Bank NV, 1.650%, 8/15/2019, 144A(e)	668,355
800,000	Myriad International Holdings BV, 4.850%, 7/06/2027, 144A	803,400
580,000	Ziggo Bond Finance BV, 6.000%, 1/15/2027, 144A	586,525
525,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	536,156

		3,666,860

	New Zealand – 0.4%
2,340,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(e)	1,797,682
2,925,643	New Zealand Government CPI Linked Bond, 2.000%, 9/20/2025, (NZD)	2,173,114
2,941,673	New Zealand Government CPI Linked Bond, 3.000%, 9/20/2030, (NZD)(e)	2,422,877

		6,393,673

	Norway – 0.2%
550,000	Kommunalbanken AS, 1.750%, 9/15/2020, 144A	548,982
3,815,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)	476,663
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(e)	1,767,609

		2,793,254

	Panama – 0.0%
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A(e)	696,000

	Paraguay – 0.1%
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	845,000
572,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022	597,391

		1,442,391

	Peru – 0.2%
580,000	Southern Copper Corp., 3.875%, 4/23/2025(e)	594,642
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(e)	1,089,375
1,050,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	1,090,425

		2,774,442

	Portugal – 0.0%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	413,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Portugal – continued
225,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)	$261,170

		674,670

	Romania – 0.0%
410,000	Romanian Government International Bond, 2.875%, 5/26/2028, 144A, (EUR)	482,817

	Russia – 0.1%
72,000,000	Russian Federal Bond - OFZ, Series 6207, 8.150%, 2/03/2027, (RUB)	1,270,179
63,000,000	Russian Federal Bond - OFZ, Series 6208, 7.500%, 2/27/2019, (RUB)	1,061,861

		2,332,040

	Singapore – 0.2%
495,000	BOC Aviation Ltd., 3.000%, 3/30/2020(e)	497,937
2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A(e)	2,006,420

		2,504,357

	South Africa – 0.2%
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	896,241
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	540,000
35,480,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(e)	2,218,270

		3,654,511

	Spain – 0.5%
800,000	Gas Natural Fenosa Finance BV, (fixed rate to 4/24/2024, variable rate thereafter), 3.375%, (EUR)(f)	931,921
725,000	Spain Government International Bond, 0.750%, 7/30/2021, (EUR)(e)	850,788
430,000	Spain Government International Bond, 1.600%, 4/30/2025, 144A, (EUR)(e)	508,657
1,335,000	Spain Government International Bond, 4.300%, 10/31/2019, 144A, (EUR)(e)	1,684,505
2,565,000	Spain Government International Bond, 4.400%, 10/31/2023, 144A, (EUR)(e)	3,598,374
345,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	375,573

		7,949,818

	Supranationals – 0.2%
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(e)	1,205,672
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)(e)	882,223
70,000,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(e)	1,123,707

		3,211,602

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Sweden – 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)(e)	$343,736

	Switzerland – 0.1%
1,075,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A(e)	1,144,875
200,000	LafargeHolcim Finance U.S. LLC, 3.500%, 9/22/2026, 144A	197,240

		1,342,115

	Thailand – 0.3%
1,010,000	Siam Commercial Bank PCL, 3.500%, 4/07/2019, 144A(e)	1,028,839
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A(e)	973,065
85,000,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	2,406,546

		4,408,450

	Trinidad – 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	414,585

	Turkey – 0.2%
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	811,923
735,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019	739,072
4,125,000	Turkey Government Bond, 11.000%, 3/02/2022, (TRY)	1,194,667

		2,745,662

	Ukraine – 0.0%
575,000	Kernel Holding S.A., 8.750%, 1/31/2022, 144A	616,377

	United Arab Emirates – 0.1%
850,000	DP World Ltd., 3.250%, 5/18/2020, 144A(e)	861,546
200,000	DP World Ltd., EMTN, 3.250%, 5/18/2020	202,717
600,000	JAFZ Sukuk 2019 Ltd., 7.000%, 6/19/2019	651,000

		1,715,263

	United Kingdom – 0.7%
600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	600,600
1,100,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 6.625% (f)	1,120,625
400,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 7.000% , (GBP)(f)	531,399
585,000	BP Capital Markets PLC, 3.216%, 11/28/2023(e)	594,107

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Kingdom – continued
545,000	FCE Bank PLC, EMTN, 0.869%, 9/13/2021, (EUR)	$621,732
300,000	HSBC Holdings PLC, 4.375%, 11/23/2026(e)	311,286
565,000	HSBC Holdings PLC, (fixed rate to 6/01/2021, variable rate thereafter), 6.875% (f)	610,200
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(e)	468,287
150,000	Imperial Brands Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	209,218
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(e)	416,542
1,020,000	Lloyds Banking Group PLC, (fixed rate to 6/27/2024, variable rate thereafter), 7.500% (f)	1,125,188
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	601,315
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(e)	1,244,658
950,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2020, variable rate thereafter), 7.500% (f)	981,008
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(e)	362,549
250,000	Standard Chartered PLC, EMTN, (fixed rate to 10/21/2020, variable rate thereafter), 4.000%, 10/21/2025, (EUR)(e)	307,153
600,000	United Kingdom Gilt, 2.000%, 9/07/2025, (GBP)(e)	839,181
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	154,722
115,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	153,800

		11,253,570

	United States – 15.5%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	19,009
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	10,004,655
1,745,000	AES Corp. (The), 4.875%, 5/15/2023	1,777,719
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	8,200,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	785,915
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	139,159
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,116,800
2,542,120	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	2,646,855
555,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	571,650
165,125	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	171,684

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$6,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	$6,046,547
300,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	274,920
400,000	Antero Resources Corp., 5.125%, 12/01/2022	400,872
175,000	Antero Resources Corp., 5.375%, 11/01/2021	176,750
3,060,000	Antero Resources Corp., 5.625%, 6/01/2023	3,098,250
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,484,466
3,960,000	AT&T, Inc., 4.125%, 2/17/2026	4,060,065
495,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	492,792
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,049,732
95,000	Avon Products, Inc., 8.950%, 3/15/2043	84,669
200,000	Bank of America Corp., 5.490%, 3/15/2019	210,486
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,304,665
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	118,424
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	52,375
71,000	California Resources Corp., 5.500%, 9/15/2021	41,141
10,000	California Resources Corp., 6.000%, 11/15/2024	4,682
1,740,000	California Resources Corp., 8.000%, 12/15/2022, 144A	1,100,550
880,000	CenturyLink, Inc., 6.450%, 6/15/2021	950,400
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	473,662
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	54,588
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	562,650
65,000	Chemours Co. (The), 6.625%, 5/15/2023	68,738
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,985,300
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	283,500
495,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	485,100
190,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	190,475
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	95,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$4,274,000	Chesapeake Energy Corp., 8.000%, 12/15/2022, 144A	$4,519,755
4,700,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	4,617,750
780,000	Chevron Corp., 2.419%, 11/17/2020(e)	789,668
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,713,884
525,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	548,730
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	521,302
2,913,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	2,898,435
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	159,844
480,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	477,600
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	288,855
30,175	Continental Airlines Pass Through Certificates, Series 1999-1, Class B, 6.795%, 2/02/2020	31,081
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,030,125
485,000	Continental Resources, Inc., 3.800%, 6/01/2024	444,076
640,000	Continental Resources, Inc., 4.500%, 4/15/2023	611,200
115,000	Continental Resources, Inc., 5.000%, 9/15/2022	112,844
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	366,713
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)	901,439
155,000	Cummins, Inc., 5.650%, 3/01/2098	169,234
475,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	523,217
260,000	Delphi Automotive PLC, 1.600%, 9/15/2028, (EUR)	284,195
147,566	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	167,487
1,200,000	Devon Energy Corp., 3.250%, 5/15/2022	1,192,612
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	42,858
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	55,425
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,276
300,000	Discovery Communications LLC, 1.900%, 3/19/2027, (EUR)	327,090
395,000	DISH DBS Corp., 5.000%, 3/15/2023	404,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$1,495,000	DISH DBS Corp., 5.875%, 11/15/2024	$1,595,120
125,000	DPL, Inc., 6.750%, 10/01/2019	130,625
310,000	DR Horton, Inc., 4.375%, 9/15/2022	329,958
575,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	732,278
600,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	592,508
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	471,667
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	175,500
40,000	Ford Motor Co., 4.346%, 12/08/2026	41,178
685,000	Ford Motor Co., 5.291%, 12/08/2046	703,029
25,000	Ford Motor Co., 6.375%, 2/01/2029	28,509
50,000	Ford Motor Co., 6.625%, 2/15/2028	58,308
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,486,260
5,000	Ford Motor Co., 7.500%, 8/01/2026	6,155
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	5,004,345
1,600,000	Ford Motor Credit Co. LLC, 3.588%, 6/02/2020, (AUD)(e)	1,242,734
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,025,579
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(d)(g)	1,029,676
2,370,000	Freeport-McMoRan, Inc., 3.875%, 3/15/2023	2,204,100
210,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	188,475
2,475,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	2,134,192
865,000	Frontier Communications Corp., 6.875%, 1/15/2025	681,187
560,000	Frontier Communications Corp., 11.000%, 9/15/2025	519,400
205,000	FTS International, Inc., 6.250%, 5/01/2022	168,008
275,000	Gates Global LLC/Gates Global Co., 6.000%, 7/15/2022, 144A	275,687
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	51,852
740,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000% (e)(f)	785,436
310,000	General Motors Co., 5.200%, 4/01/2045	304,140

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$5,000,000	General Motors Financial Co., Inc., 2.400%, 4/10/2018	$5,018,700
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	243,936
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	999,104
170,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	140,250
130,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	107,900
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,502,783
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	133,598
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	249,529
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	483,619
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)(e)	624,022
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,979,004
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	181,913
48,955	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(h)	49,347
1,000,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	1,092,500
20,000	HCA, Inc., 4.750%, 5/01/2023	21,150
225,000	HCA, Inc., 7.050%, 12/01/2027	252,000
820,000	HCA, Inc., 7.500%, 11/06/2033	927,625
395,000	HCA, Inc., 8.360%, 4/15/2024	472,025
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	223,762
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	84,750
855,000	Hecla Mining Co., 6.875%, 5/01/2021	887,062
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	517,870
310,000	Hexion, Inc., 7.875%, 2/15/2023(c)(d)	158,100
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	520,769
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(e)	1,467,187
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	478,956
640,000	International Lease Finance Corp., 5.875%, 8/15/2022	722,535

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	$1,340,730
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	767,499
145,000	iStar, Inc., 4.875%, 7/01/2018	145,911
3,460,000	iStar, Inc., 5.000%, 7/01/2019	3,494,600
200,000	iStar, Inc., 7.125%, 2/15/2018	205,000
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	34,500
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,400
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,166,372
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(d)(g)	14,035
5,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	5,065
1,665,000	KB Home, 8.000%, 3/15/2020	1,873,125
2,805,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	3,239,775
140,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	145,250
330,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	342,580
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	799,900
20,000	Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	16,545
44,000	Masco Corp., 6.500%, 8/15/2032	53,827
403,000	Masco Corp., 7.750%, 8/01/2029	540,420
410,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	425,785
254,000	Micron Technology, Inc., 5.500%, 2/01/2025	267,970
1,430,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,472,900
825,000	Morgan Stanley, 2.125%, 4/25/2018	827,721
220,000	Morgan Stanley, 2.500%, 1/24/2019	221,698
450,000	Morgan Stanley, 3.950%, 4/23/2027	454,058
725,000	Morgan Stanley, 5.750%, 1/25/2021	802,165
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,288,474
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	718,279

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		United States – continued
$25,000		MPLX LP, 4.500%, 7/15/2023	$26,539
95,000		MPLX LP, 4.875%, 6/01/2025	100,738
3,000,000		Navient Corp., 5.000%, 10/26/2020	3,112,500
95,000		Navient Corp., 5.875%, 10/25/2024	96,691
1,600	(††††)	Navient Corp., 6.000%, 12/15/2043	38,072
715,000		Navient Corp., MTN, 6.125%, 3/25/2024	736,450
915,000		Navient LLC, 5.500%, 1/25/2023	929,869
40,000		Navient LLC, MTN, 4.625%, 9/25/2017	40,100
60,000		Navient LLC, MTN, 5.500%, 1/15/2019	62,475
415,000		Navient LLC, MTN, 7.250%, 1/25/2022	453,387
2,560,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(g)	2,138,368
310,000		Navient LLC, Series A, MTN, 8.450%, 6/15/2018	326,430
4,457,000		New Albertson’s, Inc., 7.450%, 8/01/2029	4,323,290
525,000		New Albertson’s, Inc., 7.750%, 6/15/2026	525,882
5,710,000		New Albertson’s, Inc., 8.000%, 5/01/2031	5,658,553
2,110,000		New Albertson’s, Inc., 8.700%, 5/01/2030	2,152,200
1,265,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,151,150
365,000		Newell Brands, Inc., 4.000%, 12/01/2024	379,209
65,000		Newfield Exploration Co., 5.625%, 7/01/2024	67,763
670,000		NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025, 144A	613,050
110,000		NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023, 144A	108,488
20,000		NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	23,800
1,019,000		Noble Energy, Inc., 5.625%, 5/01/2021	1,046,768
120,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	116,100
2,275,000		Oceaneering International, Inc., 4.650%, 11/15/2024	2,242,945
420,000		Old Republic International Corp., 4.875%, 10/01/2024	449,259
3,693,000		ONEOK Partners LP, 4.900%, 3/15/2025	3,954,040

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$25,000	ONEOK Partners LP, 6.200%, 9/15/2043	$28,716
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	56,994
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	146,650
535,000	Owens Corning, 7.000%, 12/01/2036	695,207
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	3,161,431
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	541,350
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	820,325
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	256,300
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	269,325
210,000	QEP Resources, Inc., 5.375%, 10/01/2022	202,125
255,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	263,287
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,405,087
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	618,384
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	416,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	57,017
476,000	Qwest Corp., 6.875%, 9/15/2033	468,381
115,000	Qwest Corp., 7.250%, 9/15/2025	127,705
37,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	38,711
230,000	Range Resources Corp., 4.875%, 5/15/2025	218,500
850,000	Range Resources Corp., 5.000%, 8/15/2022, 144A	835,125
220,000	Range Resources Corp., 5.000%, 3/15/2023, 144A	215,050
1,075,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,152,946
230,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	238,050
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(e)	967,522
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	26,625
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	699,200
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	458,850

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	$793,250
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, 144A, (EUR)	163,099
2,495,000	Springleaf Finance Corp., 5.250%, 12/15/2019	2,595,049
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	369,187
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	145,275
2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,611,078
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	2,822,400
1,720,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,823,200
120,000	Sprint Corp., 7.125%, 6/15/2024	133,500
2,840,000	Sprint Corp., 7.875%, 9/15/2023	3,266,000
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021	2,851,800
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	1,467,375
520,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	546,057
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	100,000
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,251,200
820,000	Textron, Inc., 5.950%, 9/21/2021	915,301
510,000	THC Escrow Corp. III, 5.125%, 5/01/2025, 144A	511,912
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	85,634
565,000	Time Warner Cable LLC, 5.250%, 7/15/2042, (GBP)(e)	878,551
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	91,347
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	2,161,409
171,000	TransDigm, Inc., 6.500%, 7/15/2024	176,558
185,000	TransDigm, Inc., 6.500%, 5/15/2025	188,237
6,665,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	7,014,912
90,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	92,178
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,275
870,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	811,275

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$1,191,352	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(i)	$1,185,666
3,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	2,978,790
4,345,000	U.S. Treasury Note, 0.875%, 6/15/2019(e)	4,302,567
2,350,000	U.S. Treasury Note, 1.375%, 5/31/2020	2,338,708
3,460,000	U.S. Treasury Note, 1.750%, 11/30/2021(e)	3,450,945
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	652,837
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	3,079,650
2,635,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,760,162
50,000	United Rentals North America, Inc., 7.625%, 4/15/2022	52,250
1,940,000	United States Steel Corp., 6.650%, 6/01/2037	1,746,000
690,000	United States Steel Corp., 7.375%, 4/01/2020	746,166
770,000	United States Steel Corp., 7.500%, 3/15/2022	789,250
105,078	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	117,688
53,765	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	58,002
391,280	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	420,032
25,000	Viacom, Inc., 4.375%, 3/15/2043	22,222
176,000	Viacom, Inc., 4.850%, 12/15/2034	174,918
395,000	Viacom, Inc., 5.250%, 4/01/2044	395,561
145,000	Viacom, Inc., 5.850%, 9/01/2043	156,586
1,380,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	1,516,275
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	75,302
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	433,721
1,060,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	1,053,375
590,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	554,600
130,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	119,610
55,000	Windstream Services LLC, 7.500%, 6/01/2022	49,088
1,955,000	Windstream Services LLC, 7.500%, 4/01/2023	1,715,512

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$1,105,000	Windstream Services LLC, 7.750%, 10/01/2021	$1,038,700

		258,081,522

	Uruguay – 0.0%
17,410,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	625,356

	Total Non-Convertible Bonds (Identified Cost $445,267,905)	471,085,060

Convertible Bonds – 0.8%

	United States – 0.8%
105,000	CalAmp Corp., 1.625%, 5/15/2020	106,969
190,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	179,788
60,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	56,100
15,000	Ciena Corp., 3.750%, 10/15/2018, 144A	20,194
2,290,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	2,776,625
530,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	776,450
275,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	266,234
468,000	Intel Corp., 3.250%, 8/01/2039	773,370
1,000,000	KB Home, 1.375%, 2/01/2019	1,069,375
1,690,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,628,636
2,095,000	Old Republic International Corp., 3.750%, 3/15/2018	2,651,484
1,450,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	1,660,250
1,660,000	Rovi Corp., 0.500%, 3/01/2020	1,639,781
40,000	RPM International, Inc., 2.250%, 12/15/2020	47,200
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	112,781

	Total Convertible Bonds (Identified Cost $11,511,908)	13,765,237

Municipals – 0.0%

	United States – 0.0%
155,000	State of Illinois, 5.100%, 6/01/2033	145,099
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	113,617

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – continued

	Total Municipals (Identified Cost $252,474)	258,716

	Total Bonds and Notes (Identified Cost $457,032,287)	485,109,013

Senior Loans – 0.0%

	United States – 0.0%
$1,908	Dex Media, Inc., Term Loan, 11.226%, 7/29/2021(h)	$1,932
120,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.546%, 11/06/2020(h)	117,600

	Total Senior Loans (Identified Cost $123,888)	119,532

Shares
Preferred Stocks – 0.1%

Convertible Preferred Stocks – 0.1%

	United States – 0.1%
460	Chesapeake Energy Corp., 5.000%	28,520
40	Chesapeake Energy Corp., 5.750%	23,675
736	Chesapeake Energy Corp., 5.750%	442,060
84	Chesapeake Energy Corp., Series A, 5.750% 144A	49,718
5,544	El Paso Energy Capital Trust I, 4.750%	277,754

	Total Convertible Preferred Stocks (Identified Cost $714,389)	821,727

Non-Convertible Preferred Stock – 0.0%

	United States – 0.0%
2,585	Arconic, Inc., 5.375% (Identified Cost $125,173)	92,543

	Total Preferred Stocks (Identified Cost $839,562)	914,270

Principal Amount (‡)
Short-Term Investments – 4.9%
$2,565	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2017 at 0.000% to be repurchased at $2,565 on 7/03/2017 collateralized by $2,600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $2,619 including accrued interest(k)	2,565
49,248,032	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $49,249,427 on 7/03/2017 collateralized by $50,420,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $50,236,824 including accrued interest(k)	49,248,032
6,000,000	U.S. Treasury Bills, 0.780%, 7/27/17(l)	5,996,718
5,000,000	U.S. Treasury Bills, 0.825%, 7/13/2017(l)	4,998,925
10,000,000	U.S. Treasury Bills, 0.872%, 8/03/2017(l)	9,992,660

Principal Amount (‡)	Description	Value (†)
$11,590,000	U.S. Treasury Bills, 0.995%, 10/05/2017(l)	$11,559,287

	Total Short-Term Investments (Identified Cost $81,797,097)	81,798,187

	Total Investments – 99.6% (Identified Cost $1,355,820,949)(a)	1,655,951,506
	Other assets less liabilities – 0.4%	5,871,367

	Net Assets – 100.0%	$1,661,822,873

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2017, securities of the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$283,869,879	17.1%	$3,182,079	0.2%	$160,680	Less than 0.1%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized appreciation on investments based on a cost of $1,356,713,031 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$310,326,639
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,088,164)

Net unrealized appreciation	$299,238,475

At September 30, 2016, the Fund had a capital loss carryforward of $5,511,225 with no expiration date. This amount may be available to offset future realized capital gains, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of these securities amounted to $160,680 and less than 0.01% of net assets.
(d)	Illiquid security.
(e)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(f)	Perpetual bond with no specified maturity date.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2017, the value of these securities amounted to $3,182,079 or 0.2% of net assets.
(h)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(i)	Treasury Inflation Protected Security (TIPS).
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $118,296,651 or 7.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	New Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/20/2017	Australian Dollar	3,428,000	$2,632,224	$(54,056)
Sell[2]	9/20/2017	Brazilian Real	20,235,000	6,013,462	33,154
Buy[1]	9/20/2017	British Pound	2,380,000	3,107,136	59,458
Sell[1]	9/20/2017	Canadian Dollar	21,060,000	16,259,786	(629,683)
Buy[3]	9/20/2017	Euro	32,550,000	37,326,675	660,402
Sell[3]	9/20/2017	Euro	1,815,000	2,081,349	(28,956)
Sell[1]	9/20/2017	Indonesian Rupiah	39,600,000,000	2,944,238	5,483
Buy[1]	9/20/2017	Japanese Yen	4,016,500,000	35,829,025	(841,126)
Sell[4]	9/20/2017	Mexican Peso	136,000,000	7,403,798	(31,246)
Sell[1]	9/20/2017	New Zealand Dollar	8,162,000	5,972,705	(102,497)
Sell[4]	9/20/2017	Norwegian Krone	4,200,000	503,825	(8,489)
Sell[4]	9/20/2017	South African Rand	29,520,000	2,227,567	70,943
Sell[4]	9/20/2017	Swedish Krona	3,100,000	369,564	(12,180)

Total					$(878,793)

At June 30, 2017, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
9/20/2017	Norwegian Krone	14,180,000	Euro[1]	1,479,307	(4,614)

[1]	Counterparty is Credit Suisse International
[2]	Counterparty is Bank of America, N.A.
[3]	Counterparty is Morgan Stanley & Co.
[4]	Counterparty is UBS AG

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks*
Belgium	$—	$19,838,531	$—		$19,838,531
France	—	31,070,041	—		31,070,041
Hong Kong	—	43,074,335	—		43,074,335
Japan	—	13,735,892	—		13,735,892
Sweden	—	45,660,176	—		45,660,176
Switzerland	—	76,546,150	—		76,546,150
United Kingdom	—	53,944,754	—		53,944,754
United States	705,802,497	—	2,580	(a)	705,805,077
All Other Common Stocks*	98,335,548	—	—		98,335,548

Total Common Stocks	804,138,045	283,869,879	2,580		1,088,010,504

Bonds and Notes
Non-Convertible Bonds
United States	38,072	257,885,350	158,100	(b)	258,081,522
All Other Non-Convertible Bonds*	—	213,003,538	—		213,003,538

Total Non-Convertible Bonds	38,072	470,888,888	158,100		471,085,060

Convertible Bonds*	—	13,765,237	—		13,765,237

Municipals*	—	258,716	—		258,716

Total Bonds and Notes	38,072	484,912,841	158,100		485,109,013

Senior Loans*	—	119,532	—		119,532
Preferred Stocks
Convertible Preferred Stocks
United States	277,754	543,973	—		821,727
All Other Convertible Preferred Stocks*	—	—	—		—

Total Convertible Preferred Stocks	277,754	543,973	—		821,727

Non-Convertible Preferred Stock*	92,543	—	—		92,543

Total Preferred Stocks	370,297	543,973	—		914,270

Short-Term Investments	—	81,798,187	—		81,798,187

Total Investments	804,546,414	851,244,412	160,680		1,655,951,506

Forward Foreign Currency Contracts (unrealized appreciation)	—	829,440	—		829,440

Total	$804,546,414	$852,073,852	$160,680		$1,656,780,946

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,712,847)	$—	$(1,712,847)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(b)	Fair valued by the Fund’s adviser.

For the period ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of June 30, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Common Stocks
United States	$1,332	$—	$—	$1,248	$—	$—	$—	$—	$2,580	$1,248
Bonds and Notes
Non-Convertible Bonds United States	118,622	3,521	1,150	41,909	—	(7,102)	—	—	158,100	42,979
Warrants	3,776	—	5,273	(3,776)	—	(5,273)	—	—	—	—

Total	$123,730	$3,521	$6,423	$39,381	—	$(12,375)	$—	$—	$160,680	$44,227

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2017, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for the Fund, as of June, 30, 2017:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$829,440

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,712,847)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2017, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse International	$(1,567,035)	$1,510,000

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2017:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$2,339,440	$52,182

These amounts include cash and securities received as collateral of $668,707.

Industry Summary at June 30, 2017 (Unaudited)

Internet Software & Services	10.2%
Capital Markets	6.2
Insurance	5.0
Treasuries	5.0
Chemicals	4.6
Aerospace & Defense	3.8
Banking	3.7
Banks	3.5
IT Services	3.4
Internet & Direct Marketing Retail	3.1
Food Products	2.9
Industrial Conglomerates	2.8
Hotels, Restaurants & Leisure	2.6
Health Care Providers & Services	2.2
Independent Energy	2.0
Building Products	2.0
Other Investments, less than 2% each	31.7
Short-Term Investments	4.9

Total Investments	99.6
Other assets less liabilities (including forward foreign currency contracts)	0.4

Net Assets	100.0%

Currency Exposure Summary at June 30, 2017 (Unaudited)
United States Dollar	74.7%
Swiss Franc	4.6
Euro	4.4
British Pound	3.4
Swedish Krona	2.7
Hong Kong Dollar	2.6
Canadian Dollar	2.4
Other, less than 2% each	4.8

Total Investments	99.6
Other assets less liabilities (including forward foreign currency contracts)	0.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.0% of Net Assets

	Air Freight & Logistics – 5.3%
3,365,296	Expeditors International of Washington, Inc.	$190,071,918
1,436,539	United Parcel Service, Inc., Class B	158,866,848

		348,938,766

	Beverages – 6.8%
4,468,280	Coca-Cola Co. (The)	200,402,358
5,002,512	Monster Beverage Corp.(b)	248,524,796

		448,927,154

	Biotechnology – 5.1%
772,301	Amgen, Inc.	133,013,401
423,636	Regeneron Pharmaceuticals, Inc.(b)	208,064,585

		341,077,986

	Capital Markets – 4.5%
670,472	FactSet Research Systems, Inc.	111,419,037
3,490,295	SEI Investments Co.	187,708,065

		299,127,102

	Communications Equipment – 4.5%
9,462,058	Cisco Systems, Inc.	296,162,415

	Consumer Finance – 1.5%
1,149,537	American Express Co.	96,836,997

	Energy Equipment & Services – 1.8%
1,793,487	Schlumberger Ltd.	118,083,184

	Food Products – 3.4%
14,871,098	Danone S.A., Sponsored ADR	223,363,892

	Health Care Equipment & Supplies – 2.4%
58,765	Varex Imaging Corp.(b)	1,986,257
1,523,079	Varian Medical Systems, Inc.(b)	157,166,522

		159,152,779

	Health Care Technology – 2.4%
2,399,941	Cerner Corp.(b)	159,524,078

	Hotels, Restaurants & Leisure – 3.3%
2,459,858	Yum China Holdings, Inc.(b)	96,992,201
1,641,255	Yum! Brands, Inc.	121,058,969

		218,051,170

	Household Products – 2.9%
2,242,404	Procter & Gamble Co. (The)	195,425,509

	Internet & Direct Marketing Retail – 7.1%
489,730	Amazon.com, Inc.(b)	474,058,640

	Internet Software & Services – 17.4%
2,620,463	Alibaba Group Holding Ltd., Sponsored ADR(b)	369,223,237

Shares	Description	Value (†)
Common Stocks – continued

	Internet Software & Services – continued
193,276	Alphabet, Inc., Class A(b)	$179,684,832
193,009	Alphabet, Inc., Class C(b)	175,393,068
2,824,442	Facebook, Inc., Class A(b)	426,434,253

		1,150,735,390

	IT Services – 5.8%
564,448	Automatic Data Processing, Inc.	57,833,342
3,503,464	Visa, Inc., Class A	328,554,854

		386,388,196

	Machinery – 2.7%
1,446,528	Deere & Co.	178,776,396

	Pharmaceuticals – 6.5%
1,323,295	Merck & Co., Inc.	84,809,976
1,641,317	Novartis AG, Sponsored ADR	137,000,730
4,852,810	Novo Nordisk AS, Sponsored ADR	208,137,021

		429,947,727

	Semiconductors & Semiconductor Equipment – 3.6%
384,399	Analog Devices, Inc.	29,906,242
3,793,399	QUALCOMM, Inc.	209,471,493

		239,377,735

	Software – 11.0%
2,399,878	Autodesk, Inc.(b)	241,955,700
2,561,325	Microsoft Corp.	176,552,132
6,182,559	Oracle Corp.	309,993,509

		728,501,341

	Total Common Stocks (Identified Cost $5,349,772,579)	6,492,456,457

Principal Amount
Short-Term Investments – 1.7%
$115,512,471	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $115,515,744 on 7/03/2017 collateralized by $115,835,000 U.S. Treasury Inflation Note, 0.250% due 1/15/2025 valued at $117,824,350 including accrued interest(c) (Identified Cost $115,512,471)	115,512,471

Description	Value (†)
Total Investments – 99.7% (Identified Cost $5,465,285,050)(a)	$6,607,968,928
Other assets less liabilities – 0.3%	19,959,472

Net Assets – 100.0%	$6,627,928,400

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2017, the net unrealized appreciation on investments based on a cost of $5,465,285,050 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,190,431,013
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(47,747,135)

Net unrealized appreciation	$1,142,683,878

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,492,456,457	$—	$—	$6,492,456,457
Short-Term Investments	—	115,512,471	—	115,512,471

Total	$6,492,456,457	$115,512,471	$—	$6,607,968,928

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2017 (Unaudited)

Internet Software & Services	17.4%
Software	11.0
Internet & Direct Marketing Retail	7.1
Beverages	6.8
Pharmaceuticals	6.5
IT Services	5.8
Air Freight & Logistics	5.3
Biotechnology	5.1
Capital Markets	4.5
Communications Equipment	4.5
Semiconductors & Semiconductor Equipment	3.6
Food Products	3.4
Hotels, Restaurants & Leisure	3.3
Household Products	2.9
Machinery	2.7
Health Care Technology	2.4
Health Care Equipment & Supplies	2.4
Other Investments, less than 2% each	3.3
Short-Term Investments	1.7

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 89.3% of Net Assets

Non-Convertible Bonds – 83.0%

	ABS Home Equity – 1.5%
$106,865	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	$108,914
108,985	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	114,709
89,051	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	91,007
29,802	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 3.294%, 11/20/2035(b)(c)	26,896
227,576	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1.539%, 9/19/2045(b)	175,158
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 5.466%, 11/25/2023(b)	279,069
305,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 4.516%, 10/25/2027(b)	340,955
163,987	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.891%, 7/19/2035(b)	159,068
288,937	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.466%, 3/25/2035(b)	269,876
329,673	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 3.210%, 3/25/2035(b)	300,682
60,373	New York Mortgage Trust, Series 2006-1, Class 2A2, 3.584%, 5/25/2036(b)	57,418
470,000	Vericrest Opportunity Loan Transfer Volt, Series 2017-NPL3, Class A2, 5.875%, 3/25/2047, 144A(b)	474,342
220,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(b)	219,831

		2,617,925

	ABS Other – 0.1%
258,333	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	253,490

	Aerospace & Defense – 2.2%
210,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	218,925
95,000	Engility Corp., 8.875%, 9/01/2024	103,194
770,000	KLX, Inc., 5.875%, 12/01/2022, 144A	808,500
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,680,000
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,080,000

		3,890,619

	Airlines – 0.4%
535,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	544,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$64,281	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	$65,725
82,699	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	84,555

		694,455

	Automotive – 0.9%
195,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	199,875
285,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	294,975
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	119,025
240,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	251,400
700,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	721,000

		1,586,275

	Banking – 4.6%
1,985,000	Ally Financial, Inc., 4.625%, 3/30/2025	2,032,997
485,000	Ally Financial, Inc., 5.750%, 11/20/2025	510,463
6,605,000	Banco Hipotecario S.A., 21.354%, 1/12/2020, 144A, (ARS)(b)	399,636
2,855,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	169,828
7,075,000	Banco Supervielle S.A., 24.167%, 8/09/2020, 144A, (ARS)(b)	439,137
1,195,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,441,705
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	476,654
895,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	944,971
300,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024	315,141
335,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	368,991
1,025,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	1,122,207

		8,221,730

	Brokerage – 0.3%
535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	533,662

	Building Materials – 0.8%
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	244,088
350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	400,312
50,000	Masco Corp., 6.500%, 8/15/2032	61,167

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$161,000	Masco Corp., 7.750%, 8/01/2029	$215,900
245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	264,906
180,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	189,900

		1,376,273

	Cable Satellite – 6.8%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	843,447
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	490,141
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	656,250
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	442,642
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,806
865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	925,550
760,000	CSC Holdings LLC, 5.250%, 6/01/2024	775,276
400,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	423,000
75,000	CSC Holdings LLC, 6.750%, 11/15/2021	83,063
220,000	CSC Holdings LLC, 10.125%, 1/15/2023, 144A	255,200
200,000	CSC Holdings LLC, 10.875%, 10/15/2025, 144A	240,340
895,000	DISH DBS Corp., 5.125%, 5/01/2020	934,156
1,620,000	DISH DBS Corp., 5.875%, 11/15/2024	1,728,491
295,000	DISH DBS Corp., 7.750%, 7/01/2026	349,575
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,592,663
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	280,900
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	509,250
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	390,000
141,963	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(d)	144,092
840,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	857,850

		11,937,692

	Chemicals – 0.9%
1,510,000	Hercules LLC, 6.500%, 6/30/2029(e)(f)	1,517,550

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Construction Machinery – 0.5%
$15,000	United Rentals North America, Inc., 5.500%, 5/15/2027	$15,450
800,000	United Rentals North America, Inc., 5.750%, 11/15/2024	838,000

		853,450

	Consumer Cyclical Services – 0.7%
1,095,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,196,287

	Consumer Products – 0.2%
290,000	Avon International Operations, Inc., 7.875%, 8/15/2022, 144A	300,875

	Electric – 1.4%
520,000	AES Corp. (The), 5.500%, 4/15/2025	546,301
150,000	AES Corp. (The), 6.000%, 5/15/2026	160,500
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,787,380
6,632	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	6,632

		2,500,813

	Environmental – 0.1%
100,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	102,250
95,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	103,312

		205,562

	Finance Companies – 3.7%
740,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	785,129
1,055,000	Aircastle Ltd., 4.125%, 5/01/2024	1,075,441
515,000	Aircastle Ltd., 5.500%, 2/15/2022	561,350
600,000	iStar, Inc., 4.000%, 11/01/2017	600,000
505,000	iStar, Inc., 5.000%, 7/01/2019	510,050
255,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	260,737
315,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	322,875
710,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	733,075
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,241,812
405,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	413,639

		6,504,108

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Financial Other – 0.9%
$565,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp, 6.000%, 8/01/2020	$581,597
180,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	184,275
804,000		Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	816,060

			1,581,932

		Food & Beverage – 1.0%
200,000		BRF GmbH, 4.350%, 9/29/2026, 144A	187,136
840,000		Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	861,731
330,000		JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	310,200
20,000		JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	19,990
385,000		Marfrig Holdings Europe BV, 8.000%, 6/08/2023, 144A	391,137

			1,770,194

		Gaming – 0.8%
175,000		Boyd Gaming Corp., 6.375%, 4/01/2026	189,219
375,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	409,609
725,000		MGM Resorts International, 6.000%, 3/15/2023	799,312

			1,398,140

		Government Owned - No Guarantee – 2.6%
170,000		Petrobras Global Finance BV, 5.375%, 1/27/2021	172,839
740,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	614,015
320,000		Petrobras Global Finance BV, 6.250%, 3/17/2024	326,080
50,000		Petrobras Global Finance BV, 6.750%, 1/27/2041	46,890
160,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	151,600
405,000		Petrobras Global Finance BV, 7.250%, 3/17/2044	398,216
820,000		Petrobras Global Finance BV, 7.375%, 1/17/2027	867,560
85,000		Petrobras Global Finance BV, 8.375%, 5/23/2021	95,148
160,521	(††)	Petroleos Mexicanos, 7.190%, 9/12/2024, 144A, (MXN)	800,272
129,850	(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	632,438
510,000		YPF S.A., 23.083%, 7/07/2020, 144A(b)	527,532

			4,632,590

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Health Insurance – 0.2%
$365,000	Centene Corp., 6.125%, 2/15/2024	$394,631

	Healthcare – 4.5%
235,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	242,602
960,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	838,800
360,000	Envision Healthcare Corp., 5.625%, 7/15/2022	373,050
155,000	HCA, Inc., 4.500%, 2/15/2027	159,456
25,000	HCA, Inc., 5.250%, 4/15/2025	26,875
90,000	HCA, Inc., 5.250%, 6/15/2026	97,065
260,000	HCA, Inc., 5.375%, 2/01/2025	274,248
170,000	HCA, Inc., 7.050%, 12/01/2027	190,400
655,000	HCA, Inc., 7.500%, 12/15/2023	759,800
145,000	HCA, Inc., 7.500%, 11/06/2033	164,031
590,000	HCA, Inc., 7.690%, 6/15/2025	684,400
480,000	HCA, Inc., 8.360%, 4/15/2024	573,600
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	940,950
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	581,950
65,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	66,950
200,000	Quintiles IMS, Inc., 5.000%, 10/15/2026, 144A	206,250
615,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	565,800
830,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	900,384
390,000	THC Escrow Corp. III, 5.125%, 5/01/2025, 144A	391,463

		8,038,074

	Home Construction – 1.4%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(e)(g)	12
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(e)(f)	701,745
800,000	Lennar Corp., 4.750%, 5/30/2025	836,000
915,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	937,143

		2,474,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – 8.2%
$335,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	$345,050
1,205,000	Antero Resources Corp., 5.125%, 12/01/2022	1,207,627
110,000	Antero Resources Corp., 5.375%, 11/01/2021	111,100
310,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	310,000
685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	585,675
90,000	California Resources Corp., 5.500%, 9/15/2021	52,151
41,000	California Resources Corp., 6.000%, 11/15/2024	19,196
460,000	California Resources Corp., 8.000%, 12/15/2022, 144A	290,950
140,000	Callon Petroleum Co., 6.125%, 10/01/2024	142,450
153,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	142,290
8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	7,200
13,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	12,740
34,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	34,085
70,000	Concho Resources, Inc., 5.500%, 10/01/2022	71,838
125,000	Concho Resources, Inc., 5.500%, 4/01/2023	128,438
795,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	781,087
645,000	Continental Resources, Inc., 3.800%, 6/01/2024	590,575
235,000	Continental Resources, Inc., 4.500%, 4/15/2023	224,425
470,000	Continental Resources, Inc., 5.000%, 9/15/2022	461,187
690,000	Eclipse Resources Corp., 8.875%, 7/15/2023	686,550
835,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	751,500
145,000	Matador Resources Co., 6.875%, 4/15/2023	150,438
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	316,725
300,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	273,000
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	454,837
185,000	Newfield Exploration Co., 5.625%, 7/01/2024	192,863
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	606,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$100,000	PDC Energy, Inc., 6.125%, 9/15/2024, 144A	$101,500
405,000	QEP Resources, Inc., 5.250%, 5/01/2023	382,725
520,000	QEP Resources, Inc., 5.375%, 10/01/2022	500,500
1,150,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(h)	626,750
1,025,000	Rice Energy, Inc., 6.250%, 5/01/2022	1,071,125
565,000	RSP Permian, Inc., 6.625%, 10/01/2022	586,187
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	264,000
920,000	SM Energy Co., 5.000%, 1/15/2024	814,200
35,000	SM Energy Co., 6.125%, 11/15/2022	33,250
60,000	SM Energy Co., 6.500%, 1/01/2023	57,150
190,000	SM Energy Co., 6.750%, 9/15/2026	181,389
395,000	Southwestern Energy Co., 6.700%, 1/23/2025	386,112
55,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	54,656
455,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	427,700

		14,437,471

	Life Insurance – 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	360,060

	Local Authorities – 0.4%
325,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	332,355
270,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	279,531
2,390,000	Provincia de Buenos Aires, 24.080%, 5/31/2022, 144A, (ARS)(b)	146,661

		758,547

	Lodging – 0.9%
150,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024, 144A	152,062
755,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025, 144A	778,594
705,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027, 144A	737,606

		1,668,262

	Media Entertainment – 1.5%
470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	467,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$1,155,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	$1,186,993
975,000	Viacom, Inc., 4.375%, 3/15/2043	866,677
49,000	Viacom, Inc., 4.850%, 12/15/2034	48,699
105,000	Viacom, Inc., (fixed rate to 2/28/2027, variable rate thereafter), 6.250%, 2/28/2057	109,200

		2,679,219

	Metals & Mining – 2.8%
1,395,000	ArcelorMittal, 7.250%, 3/01/2041	1,537,987
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	204,785
460,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(e)(f)(g)	36,800
145,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	148,625
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	276,075
1,375,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,295,938
85,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	73,296
245,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	260,925
440,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	462,616
440,000	Stillwater Mining Co., 6.125%, 6/27/2022, 144A	433,488
80,000	Vale Overseas Ltd., 6.875%, 11/10/2039	85,800
190,000	Vale S.A., 5.625%, 9/11/2042	180,500

		4,996,835

	Midstream – 4.6%
250,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	261,980
195,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	198,900
435,000	Cheniere Corpus Christi Holding LLC, 5.125%, 6/30/2027, 144A	445,875
66,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	68,145
75,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	70,806
30,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043	28,941
570,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	569,020
110,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025, 144A	100,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$365,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	$362,263
35,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023, 144A	34,519
985,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	1,072,343
480,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	529,468
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	481,259
385,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	370,562
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	933,831
973,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	983,946
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	92,744
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	656,000
355,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019	374,525
360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022	382,500
180,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	193,950

		8,212,227

	Non-Agency Commercial Mortgage-Backed Securities – 1.7%
935,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 9.289%, 5/15/2020, 144A(e)(f)	910,036
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	886,677
1,181,915	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(b)	1,191,374
39,663	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	39,634

		3,027,721

	Oil Field Services – 0.8%
430,000	Ensco PLC, 5.750%, 10/01/2044	281,650
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042	88,000
160,000	Noble Holding International Ltd., 6.050%, 3/01/2041	94,400
420,000	Noble Holding International Ltd., 7.750%, 1/15/2024	332,325
435,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(g)	95,700
905,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(g)	199,100
35,000	Parker Drilling Co., 6.750%, 7/15/2022	26,731

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$266,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	$271,320

		1,389,226

	Oil, Gas & Consumable Fuels – 0.0%
650,000	Bonanza Creek Energy, Inc., Zero Coupon, 4/15/2021	—
370,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	—

		—

	Packaging – 1.4%
200,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(d)	213,480
395,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	404,713
200,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	218,750
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	868,250
775,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	809,875

		2,515,068

	Pharmaceuticals – 2.2%
200,000	Endo Dac/Endo Finance LLC/Endo Finance, Inc., 5.875%, 10/15/2024, 144A	206,000
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,491,875
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	498,200
335,000	Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/2020, 144A	323,580
265,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	224,916
85,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	76,713
1,155,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	990,412

		3,811,696

	Property & Casualty Insurance – 0.5%
786,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	819,405

	REITs - Mortgage – 0.1%
105,000	Starwood Property Trust, Inc., 5.000%, 12/15/2021, 144A	109,200

	Retailers – 1.1%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	44,340
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	504,387

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$205,000	Dillard’s, Inc., 7.750%, 5/15/2027	$236,294
1,035,000	GameStop Corp., 5.500%, 10/01/2019, 144A	1,064,756
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	96,200

		1,945,977

	Sovereigns – 0.1%
2,805,000	Argentina Politica Monetaria, 26.250%, 6/21/2020, (ARS)(b)	174,073

	Supermarkets – 0.7%
335,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025, 144A	311,550
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	850,850

		1,162,400

	Supranational – 3.0%
30,700,000	European Bank for Reconstruction & Development, GMTN, 6.400%, 3/04/2019, (INR)	478,455
6,785,000	European Investment Bank, EMTN, 8.750%, 9/18/2021, (TRY)	1,825,429
5,190,000,000	International Bank for Reconstruction and Development, 4.250%, 6/20/2019, (COP)	1,686,848
78,090,000	International Finance Corp., 7.800%, 6/03/2019, (INR)	1,253,575

		5,244,307

	Technology – 4.9%
416,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	391,040
170,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	183,175
60,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	64,050
190,000	Dell International LLC/EMC Corp., 5.875%, 6/15/2021, 144A	199,025
1,440,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,586,173
580,000	Dell International LLC/EMC Corp., 7.125%, 6/15/2024, 144A	637,568
680,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	877,596
480,000	Equinix, Inc., 5.375%, 1/01/2022	506,400
430,000	First Data Corp., 5.000%, 1/15/2024, 144A	442,225
800,000	First Data Corp., 7.000%, 12/01/2023, 144A	854,000
55,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	56,925
95,000	Micron Technology, Inc., 5.500%, 2/01/2025	100,225

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Technology – continued
$110,000		Microsemi Corp., 9.125%, 4/15/2023, 144A	$125,950
515,000		Open Text Corp., 5.625%, 1/15/2023, 144A	536,887
190,000		Open Text Corp., 5.875%, 6/01/2026, 144A	204,368
275,000		Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	285,313
405,000		Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	422,213
235,000		Western Digital Corp., 7.375%, 4/01/2023, 144A	258,206
755,000		Western Digital Corp., 10.500%, 4/01/2024	890,658

			8,621,997

		Transportation Services – 0.1%
275,000		APL Ltd., 8.000%, 1/15/2024(e)(f)	255,750

		Treasuries – 5.2%
263,668	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	1,356,262
131,759	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	864,958
1,765,000		U.S. Treasury Note, 0.750%, 2/28/2018	1,759,622
955,000		U.S. Treasury Note, 1.250%, 5/31/2019	952,687
4,245,000		U.S. Treasury Note, 1.250%, 6/30/2019	4,233,394

			9,166,923

		Wireless – 3.5%
100,000		Altice Luxembourg S.A., 7.250%, 5/15/2022, 144A, (EUR)	121,125
355,000		Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	389,169
785,000		Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	833,081
6,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	312,216
6,100,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	309,220
105,000		Nokia Oyj, 3.375%, 6/12/2022	105,774
170,000		Nokia Oyj, 4.375%, 6/12/2027	173,082
605,000		SFR Group S.A., 7.375%, 5/01/2026, 144A	656,425
786,000		Sprint Capital Corp., 6.875%, 11/15/2028	873,694
1,420,000		Sprint Corp., 7.250%, 9/15/2021	1,577,975

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$605,000	T-Mobile USA, Inc., 6.000%, 4/15/2024	$647,350
200,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	202,100

		6,201,211

	Wirelines – 2.6%
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	654,769
30,000	CenturyLink, Inc., Series T, 5.800%, 3/15/2022	31,200
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	127,725
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	15,429
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	325,012
340,000	Frontier Communications Corp., 10.500%, 9/15/2022	325,125
15,000	Frontier Communications Corp., 11.000%, 9/15/2025	13,913
705,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	731,437
1,545,000	Level 3 Financing, Inc., 5.250%, 3/15/2026	1,603,107
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	372,600
250,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	289,844
35,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	42,350

		4,532,511

	Total Non-Convertible Bonds (Identified Cost $143,314,847)	146,571,313

Convertible Bonds – 6.3%

	Cable Satellite – 0.3%
470,000	Dish Network Corp., 2.375%, 3/15/2024, 144A	493,794

	Consumer Cyclical Services – 0.4%
660,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	657,112

	Diversified Manufacturing – 0.1%
260,000	Aerojet Rocketdyne Holdings, Inc., 2.250%, 12/15/2023, 144A	274,300

	Diversified Operations – 0.1%
160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	167,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Healthcare – 0.5%
$340,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	439,025
400,000	Teladoc, Inc., 3.000%, 12/15/2022, 144A	$421,500

		860,525

	Leisure – 0.1%
185,000	Rovi Corp., 0.500%, 3/01/2020	182,747

	Media Entertainment – 0.2%
265,000	Liberty Media Corp., 2.250%, 9/30/2046, 144A	285,206

	Midstream – 0.6%
875,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	818,125
145,000	PDC Energy, Inc., 1.125%, 9/15/2021	131,587
60,000	SM Energy Co., 1.500%, 7/01/2021	53,925
170,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	143,650

		1,147,287

	Oil Field Services – 0.4%
255,000	Hercules Capital, Inc., 4.375%, 2/01/2022, 144A	260,737
640,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A	509,200

		769,937

	Pharmaceuticals – 2.0%
145,000	Acorda Therapeutics, Inc., 1.750%, 6/15/2021	124,428
485,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	576,847
465,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	400,772
490,000	Impax Laboratories, Inc., 2.000%, 6/15/2022	416,806
450,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	437,625
520,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	551,525
875,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024, 144A	868,985
100,000	Pacira Pharmaceuticals, Inc., 2.375%, 4/01/2022, 144A	106,000

		3,482,988

	Technology – 1.6%
1,155,000	Finisar Corp., 0.500%, 12/15/2036, 144A	1,127,569

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$525,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021, 144A	715,969
1,105,000	Nuance Communications, Inc., 1.000%, 12/15/2035	$1,064,877

		2,908,415

	Total Convertible Bonds (Identified Cost $10,949,399)	11,229,711

	Total Bonds and Notes (Identified Cost $154,264,246)	157,801,024

Senior Loans – 1.7%

	Consumer Cyclical Services – 0.3%
449,556	SourceHov LLC, 2014 1st Lien Term Loan, 8.046%, 10/31/2019(b)	446,522

	Independent Energy – 0.3%
531,086	Chesapeake Energy Corp., Term Loan, 8.686%, 8/23/2021(b)	561,092

	Media Entertainment – 0.0%
11,706	Dex Media, Inc., Term Loan, 11.226%, 7/29/2021(b)	11,853

	Other Utility – 0.2%
238,189	PowerTeam Services LLC, 1st Lien Term Loan, 4.546%, 5/06/2020(b)	235,807
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.546%, 11/06/2020(b)	93,100

		328,907

	Supermarkets – 0.2%
434,310	Albertsons LLC, USD 2017 Term Loan B4, 8/25/2021(i)	428,447

	Wirelines – 0.7%
1,200,000	Fairpoint Communications, Inc., Refi Term Loan, 9.500%, 2/14/2019(b)	1,200,252

	Total Senior Loans (Identified Cost $2,967,197)	2,977,073

Shares
Preferred Stocks – 1.3%

Convertible Preferred Stocks – 1.0%

	Food & Beverage – 0.4%
7,609	Bunge Ltd., 4.875%	805,128

	Midstream – 0.4%
988	Chesapeake Energy Corp., 5.750%	593,417

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Midstream – continued
20	Chesapeake Energy Corp., 5.750%, 144A	12,013
137	Chesapeake Energy Corp., 5.750%	$81,087

		686,517

	Technology – 0.2%
3,125	Belden, Inc., 6.750%	324,156

	Total Convertible Preferred Stocks (Identified Cost $1,787,814)	1,815,801

Non-Convertible Preferred Stocks – 0.3%

	Finance Companies – 0.3%
12,925	iStar, Inc., Series E, 7.875%	327,145
7,500	iStar, Inc., Series F, 7.800%	188,925
550	iStar, Inc., Series G, 7.650%	13,810

		529,880

	Total Non-Convertible Preferred Stocks (Identified Cost $417,822)	529,880

	Total Preferred Stocks (Identified Cost $2,205,636)	2,345,681

Other Investments – 1.1%

	Aircraft ABS – 1.1%
8,415	Aergen LLC(c)(e)	854,911
100	ECAF I Blocker Ltd.(c)(e)	990,301

	Total Aircraft ABS (Identified Cost $1,841,500)	1,845,212

Common Stocks – 1.5%

	Media – 0.0%
4,113	Dex Media, Inc.(c)(e)(j)	15,835

	Oil, Gas & Consumable Fuels – 1.3%
24,174	Bonanza Creek Energy, Inc.(j)	766,558
8,265	Frontera Energy Corp.(j)	218,288
12,992	Halcon Resources Corp.(j)	58,984
14,882	Kinder Morgan, Inc.	285,139
1,725	Rex Energy Corp.(j)	4,985
162,248	Whiting Petroleum Corp.(j)	893,987

		2,227,941

	Pharmaceuticals – 0.2%
5,539	Bristol-Myers Squibb Co.	308,633

	Total Common Stocks (Identified Cost $6,395,959)	2,552,409

Warrants – 0.0%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(e)(j)	—

Shares	Description	Value (†)
Warrants – continued
$3,528	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(j)	$2,187

	Total Warrants (Identified Cost $—)	2,187

Principal Amount
Short-Term Investments – 4.5%
37,558	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2017 at 0.000% to be repurchased at $37,558 on 7/03/2017 collateralized by $38,100 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $38,376 including accrued interest(k)	37,558
6,062,130	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $6,062,302 on 7/03/2017 collateralized by $6,210,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $6,187,439 including accrued interest(k)	6,062,130
1,935,000	U.S. Treasury Bills, 0.793%, 12/07/2017(l)	1,925,971

	Total Short-Term Investments (Identified Cost $8,027,921)	8,025,659

	Total Investments – 99.4% (Identified Cost $175,702,459)(a)	175,549,245
	Other assets less liabilities – 0.6%	1,088,914

	Net Assets – 100.0%	$176,638,159

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2017, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$3,421,881	1.9%	$1,887,955	1.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized depreciation on investments based on a cost of $175,892,025 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,586,149
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,928,929)

Net unrealized depreciation	$(342,780)

At September 30, 2016, the Fund had a short-term capital loss carryforward of $251,066 with no expiration date and a long-term capital loss carryforward of $2,330,822 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of these securities amounted to $1,887,955 or 1.1% of net assets.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended June 30, 2017, interest payments were made in cash.
(e)	Illiquid security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2017, the value of these securities amounted to $3,421,881 or 1.9% of net assets.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Position is unsettled. Contract rate was not determined at June 30, 2017 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	Non-income producing security.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $63,147,212 or 35.7% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
ARS	Argentine Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
TRY	Turkish Lira

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	7/06/2017	Mexican Peso	17,074,117	$940,787	$1,175

Total					$1,175

[1]	Counterparty is Bank of America, N.A.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$2,591,029	$26,896	(a)	$2,617,925
ABS Other	—	—	253,490	(b)	253,490
Home Construction	—	2,474,888	12	(a)	2,474,900
Non-Agency Commercial Mortgage-Backed Securities	—	2,117,685	910,036	(b)	3,027,721
All Other Non-Convertible Bonds*	—	138,197,277	—		138,197,277

Total Non-Convertible Bonds	—	145,380,879	1,190,434		146,571,313

Convertible Bonds*	—	11,229,711	—		11,229,711

Total Bonds and Notes	—	156,610,590	1,190,434		157,801,024

Senior Loans*	—	2,977,073	—		2,977,073
Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	805,128	—		805,128
Midstream	—	686,517	—		686,517
All Other Convertible Preferred Stocks*	324,156	—	—		324,156

Total Convertible Preferred Stocks	324,156	1,491,645	—		1,815,801

Non-Convertible Preferred Stocks*	529,880	—	—		529,880

Total Preferred Stocks	854,036	1,491,645	—		2,345,681

Other Investments*	—	—	1,845,212	(c)	1,845,212
Common Stocks
Media	—	—	15,835	(c)	15,835
All Other Common Stocks*	2,536,574	—	—		2,536,574

Total Common Stocks	2,536,574	—	15,835		2,552,409

Warrants(d)	2,187	—	—		2,187
Short-Term Investments	—	8,025,659	—		8,025,659
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,175	—		1,175

Total	$3,392,797	$169,106,142	$3,051,481		$175,550,420

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(d)	Includes a security fair valued at zero using Level 2 inputs.

A preferred stock valued at $324,791 was transferred from Level 1 to Level 2 during the period ended June 30, 2017. At September 30, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At June 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/ or June 30 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$98,704	$—	$5,892	$3,998	$—	$(81,698)	$—	$—	$26,896	$3,998
ABS Other	—	—	—	5,444	—	(16,606)	264,652	—	253,490	5,445
Government Owned - No Guarantee	594,150	—	—	—	—	—	—	(594,150)	—	—
Home Construction	23	18,790	(1,039,997)	1,021,217	—	(21)	—	—	12	(15,620)
Non-Agency Commercial Mortgage-Backed Securities	908,874	—	—	1,162	—	—	—	—	910,036	1,161
Senior Loans
Wirelines	150,561	57	549	8,156	—	(159,323)	—	—	—	—
Other Investments
Aircraft ABS	985,586	—	—	18,126	1,841,500	(1,000,000)	—	—	1,845,212	14,414
Common Stocks
Media	8,177	—	—	7,658	—	—	—	—	15,835	7,658
Warrants	5,383	—	—	—	—	—	—	(5,383)	—	—

Total	$2,751,458	$18,847	$(1,033,556)	$1,065,761	$1,841,500	$(1,257,648)	$264,652	$(599,533)	$3,051,481	$17,056

A debt security valued at $264,652 was transferred from Level 2 to Level 3 during the period ended June 30, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

A debt security valued at $594,150 was transferred from Level 3 to Level 2 during the period ended June 30, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Warrants valued at $5,383 was transferred from Level 3 to Level 1 during the period ended June 30, 2017. At September 30, 2016, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2017, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2017, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of June 30, 2017:

Assets	Unrealized Appreciation on forward Foreign currency Contracts
Over-the-counter asset derivatives
Foreign exchange asset contracts	$1,175

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2017, the fair value of derivative positions subject to these provisions that are in a net asset position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30 2017:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$1,175	$1,175

Industry Summary at June 30, 2017 (Unaudited)

Independent Energy	8.5%
Cable Satellite	7.1
Technology	6.7
Midstream	5.6
Treasuries	5.2
Healthcare	5.0
Banking	4.6
Pharmaceuticals	4.4
Finance Companies	4.0
Wireless	3.5
Wirelines	3.3
Supranational	3.0
Metals & Mining	2.8
Government Owned - No Guarantee	2.6
Aerospace & Defense	2.2
Other Investments, less than 2% each	26.4
Short-Term Investments	4.5

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 86.1% of Net Assets

Non-Convertible Bonds – 81.8%

	ABS Other – 1.7%
$53,710,048	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)(c)	$53,092,383
11,073,181	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	11,408,048
32,097,362	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	33,201,152
2,242,353	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	2,176,327
4,833,034	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	4,870,680

		104,748,590

	Aerospace & Defense – 1.8%
1,865,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,869,345
1,455,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,520,475
1,295,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,450,400
1,530,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	1,836,000
78,795,000	Textron, Inc., 5.950%, 9/21/2021	87,952,634
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	16,043,562

		110,672,416

	Airlines – 2.2%
3,812,744	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	4,008,148
1,822,416	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,927,205
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	18,798,500
35,959	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	36,274
425,647	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	443,736
547,161	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	588,198
44,164,714	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	48,581,186
1,268,090	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,455,133
7,762,727	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	8,810,695
13,902,375	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	15,353,227
9,789,777	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	10,169,131

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$16,657,441	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	$18,073,324
1,619,605	Virgin Australia Pass Through Certificates, Series 2013-1A, 5.000%, 4/23/2025, 144A	1,686,511

		129,931,268

	Automotive – 1.3%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098	25,746,467
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,373,149
125,000	Ford Motor Co., 6.500%, 8/01/2018	131,027
255,000	Ford Motor Co., 6.625%, 2/15/2028	297,371
240,000	Ford Motor Co., 7.500%, 8/01/2026	295,454
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,127,895
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	40,345,850
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,612,925

		80,930,138

	Banking – 10.7%
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,794,630
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	7,258,810
84,339,000	Bank of America Corp., 6.110%, 1/29/2037	103,226,719
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	102,978
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	26,064,837
25,090,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	19,510,532
2,173,000	Bear Stearns Cos. LLC (The), 4.650%, 7/02/2018	2,234,261
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	17,247,843
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,785,011
22,960,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	17,485,538
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	67,706,410
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,173,557
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	72,758,787
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	27,340,812

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$100,000	Keybank NA, 6.950%, 2/01/2028	$125,194
5,100,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	5,817,636
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	47,223,086
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,918,132
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	23,710,193
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,527,961
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	111,260,581
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	21,604,752
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	41,045,317
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	2,943,301
8,638,000	National City Corp., 6.875%, 5/15/2019	9,399,034

		643,265,912

	Brokerage – 1.4%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	54,741,919
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	21,254,126
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	10,039,030

		86,035,075

	Building Materials – 1.0%
1,610,000	Masco Corp., 6.500%, 8/15/2032	1,969,582
3,110,000	Masco Corp., 7.125%, 3/15/2020	3,486,528
2,667,000	Masco Corp., 7.750%, 8/01/2029	3,576,425
41,379,000	Owens Corning, 7.000%, 12/01/2036	53,770,066

		62,802,601

	Cable Satellite – 1.7%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	14,844,645
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	14,252,959
2,800,000	Time Warner Cable LLC, 4.500%, 9/15/2042	2,664,169
64,548,000	Time Warner Cable LLC, 6.750%, 7/01/2018	67,530,634

		99,292,407

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Chemicals – 0.9%
$894,000		Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	$911,880
50,500,000		INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	52,025,100

			52,936,980

		Construction Machinery – 0.1%
6,787,000		Toro Co. (The), 6.625%, 5/01/2037(b)(c)	7,715,177

		Consumer Products – 0.1%
7,458,000		Hasbro, Inc., 6.600%, 7/15/2028	8,652,876

		Diversified Manufacturing – 0.8%
35,580,000		General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	26,307,678
5,305,000		General Electric Co., Series A, MTN, 1.458%, 5/13/2024(d)	5,186,433
1,395,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,472,192
11,754,000		Snap-on, Inc., 6.700%, 3/01/2019	12,670,201

			45,636,504

		Electric – 1.7%
25,467,629		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	28,858,720
7,969,787		Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(c)	3,156,913
30,430,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	31,457,012
4,491,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	5,734,968
13,025,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A	15,489,812
9,007,000		Enel Finance International NV, 6.800%, 9/15/2037, 144A	11,539,714
3,966,440		Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)(c)	4,184,249

			100,421,388

		Finance Companies – 3.8%
18,830,000		International Lease Finance Corp., 4.625%, 4/15/2021	20,041,654
62,425	(††)	Navient Corp., 6.000%, 12/15/2043	1,485,403
5,615,000		Navient Corp., MTN, 6.125%, 3/25/2024	5,783,450
90,196,000		Navient LLC, 5.500%, 1/25/2023	91,661,685
3,280,000		Navient LLC, MTN, 7.250%, 1/25/2022	3,583,400
22,116,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(c)	18,473,495

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$14,625,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	$15,100,313
16,717,000	Springleaf Finance Corp., 5.250%, 12/15/2019	17,387,352
31,883,000	Springleaf Finance Corp., 7.750%, 10/01/2021	35,669,106
16,599,000	Springleaf Finance Corp., 8.250%, 10/01/2023	18,549,382

		227,735,240

	Government Guaranteed – 0.4%
4,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,103,054
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	23,064,056

		26,167,110

	Government Owned - No Guarantee – 0.8%
3,720,000	Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036, 144A	4,568,532
12,575,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	14,272,952
17,435,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	16,441,205
11,555,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	9,587,761
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,272,073

		46,142,523

	Health Insurance – 0.1%
1,569,000	Cigna Corp., 7.875%, 5/15/2027	2,105,297
1,174,000	Cigna Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(e)	1,631,242

		3,736,539

	Healthcare – 0.7%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,371,657
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	7,465,622
9,385,000	HCA, Inc., 4.500%, 2/15/2027	9,654,819
4,806,000	HCA, Inc., 7.050%, 12/01/2027	5,382,720
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,800,950
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,502,200
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,845,800
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,466,840

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$4,785,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$4,402,200

		44,892,808

	Home Construction – 0.2%
3,990,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,999,975
3,567,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,727,515
1,615,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,703,825

		9,431,315

	Independent Energy – 2.1%
26,520,000	California Resources Corp., 8.000%, 12/15/2022, 144A	16,773,900
7,335,000	Continental Resources, Inc., 3.800%, 6/01/2024	6,716,073
60,038,000	EQT Corp., 6.500%, 4/01/2018	61,999,081
9,787,000	EQT Corp., 8.125%, 6/01/2019	10,799,778
29,027,000	Noble Energy, Inc., 3.900%, 11/15/2024	29,827,100
400,000	QEP Resources, Inc., 5.250%, 5/01/2023	378,000
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	55,205

		126,549,137

	Integrated Energy – 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	8,434,380

	Life Insurance – 1.9%
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,618,451
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(f)	861,594
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	7,542,621
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(c)	17,066,445
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,509,947
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	45,365,108
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	8,008,494
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,488,311
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	19,183,610

		114,644,581

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Local Authorities – 2.5%
37,829,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	$29,852,842
152,895,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	120,413,243
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	510,226

		150,776,311

	Lodging – 1.0%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	57,111,150

	Media Entertainment – 0.4%
4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	6,428,802
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	15,506,472
5,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	3,750,000
1,082,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,079,295

		26,764,569

	Metals & Mining – 1.8%
1,689,997	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(g)(h)(i)	676
430,000	ArcelorMittal, 6.000%, 3/01/2021	462,788
4,085,000	ArcelorMittal, 6.750%, 2/25/2022	4,595,625
47,920,000	ArcelorMittal, 7.250%, 3/01/2041	52,831,800
19,365,000	ArcelorMittal, 7.500%, 10/15/2039	21,713,006
15,701,000	Freeport-McMoRan, Inc., 6.500%, 11/15/2020	16,113,151
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	4,150,800
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,919,988
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,371,374

		109,159,208

	Midstream – 3.1%
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	685,750
3,328,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	3,650,101
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,422,378
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,781,326
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,342,542

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	$8,172,197
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	101,150
31,311,000	ONEOK Partners LP, 4.900%, 3/15/2025	33,524,218
9,899,000	Panhandle Eastern Pipe Line Co. LP, 6.200%, 11/01/2017	10,035,616
47,594,000	Panhandle Eastern Pipe Line Co. LP, 7.000%, 6/15/2018	49,742,536
1,404,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, 6/01/2019	1,539,271
15,683,000	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 5/01/2018	16,242,162
525,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	544,751
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	19,727,264
8,405,000	Williams Partners LP, 3.350%, 8/15/2022	8,450,110

		185,961,372

	Mortgage Related – 0.0%
17,392	FHLMC, 5.000%, 12/01/2031	18,941
2,828	FNMA, 6.000%, 7/01/2029	3,202

		22,143

	Natural Gas – 0.1%
3,314,000	NiSource Finance Corp., 6.800%, 1/15/2019	3,540,058

	Non-Agency Commercial Mortgage-Backed Securities – 0.6%
11,450,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, 3.659%, 12/15/2027, 144A(d)	11,442,879
5,802,734	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	4,471,076
27,000,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	20,947,694
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.813%, 3/15/2044, 144A(d)	1,961,335

		38,822,984

	Oil Field Services – 0.1%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	4,731,750

	Paper – 1.4%
363,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	503,217
7,049,000	International Paper Co., 8.700%, 6/15/2038	10,360,648
5,270,000	WestRock MWV LLC, 7.550%, 3/01/2047(b)(c)	6,701,917

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Paper – continued
$4,273,000	WestRock MWV LLC, 8.200%, 1/15/2030	$6,015,610
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	33,158,015
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,179,831
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,641,741

		83,560,979

	Property & Casualty Insurance – 0.1%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,913,080
1,889,000	MBIA Insurance Corp., 12.418%, 1/15/2033, 144A(j)	906,720
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,643,398

		6,463,198

	Railroads – 0.2%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	10,709,963
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)(c)	226,101
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(c)	1,611,500
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)(c)	190,994

		12,738,558

	REITs - Health Care – 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,488,613

	REITs - Single Tenant – 0.6%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	9,552,335
22,701,000	Realty Income Corp., 6.750%, 8/15/2019	24,792,874

		34,345,209

	Restaurants – 0.2%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	11,809,021

	Retailers – 0.6%
1,255,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	1,273,825
254,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	257,493
5,979,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	4,297,406
5,446,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,703,280

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Retailers – continued
$10,467,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	$10,940,956
8,064,000		Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,769,052
3,755,000		PVH Corp., 7.750%, 11/15/2023	4,449,675

			34,691,687

		Supermarkets – 0.7%
4,510,000		Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	4,476,175
1,120,000		Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	1,306,794
3,269,000		Kroger Co. (The), 6.400%, 8/15/2017	3,285,453
6,595,000		New Albertson’s, Inc., 7.450%, 8/01/2029	6,397,150
7,875,000		New Albertson’s, Inc., 8.000%, 5/01/2031	7,804,046
989,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	899,990
17,290,000		SUPERVALU, Inc., 6.750%, 6/01/2021	16,944,200

			41,113,808

		Supranational – 0.3%
9,640,000		European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	8,194,719
12,982,000		Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	9,672,964

			17,867,683

		Technology – 0.5%
7,487,000		Corning, Inc., 7.250%, 8/15/2036	9,186,736
16,735,000		KLA-Tencor Corp., 5.650%, 11/01/2034	19,070,369
1,551,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	1,816,516

			30,073,621

		Treasuries – 26.9%
132,000,000		Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	100,267,273
209,501,000		Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	161,948,086
61,795,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	48,272,340
391,985,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	3,401,761
1,195,394,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	9,862,464
2,755,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	16,253,798

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
2,965,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	$17,193,610
7,555,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	44,503,056
1,925,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	12,042,420
23,970,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	157,355,728
36,850,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	28,309,655
109,763,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	81,961,522
290,574,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	38,525,997
416,760,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	53,536,969
43,590,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	13,098,447
23,848,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	7,648,075
150,000,000		U.S. Treasury Note, 0.625%, 6/30/2018	149,044,950
125,000,000		U.S. Treasury Note, 0.750%, 1/31/2018	124,691,500
205,000,000		U.S. Treasury Note, 0.750%, 8/31/2018	203,654,790
350,000,000		U.S. Treasury Note, 0.750%, 9/30/2018	347,525,500

			1,619,097,941

		Wireless – 0.7%
559,910,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	29,135,528
58,200,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	2,950,260
6,373,000		Sprint Capital Corp., 6.875%, 11/15/2028	7,084,036
612,000		Sprint Capital Corp., 8.750%, 3/15/2032	771,120
1,609,000		Sprint Communications, Inc., 6.000%, 11/15/2022	1,705,540
985,000		Sprint Corp., 7.125%, 6/15/2024	1,095,812

			42,742,296

		Wirelines – 4.4%
33,710,000		AT&T, Inc., 2.625%, 12/01/2022	33,039,002
26,815,000		AT&T, Inc., 3.000%, 2/15/2022	26,934,434
406,000		Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	433,645
2,936,000		BellSouth Telecommunications LLC, 5.850%, 11/15/2045	3,094,045

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$2,710,000	CenturyLink, Inc., 6.450%, 6/15/2021	$2,926,800
670,000	CenturyLink, Inc., 7.650%, 3/15/2042	622,263
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,952,575
4,508,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	4,192,440
195,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	191,588
24,103,000	Embarq Corp., 7.995%, 6/01/2036	24,344,030
265,000	Frontier Communications Corp., 7.875%, 1/15/2027	197,425
1,365,000	Frontier Communications Corp., 9.000%, 8/15/2031	1,095,413
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)(g)	408,102
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(g)	3,233,989
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(g)	7,293,125
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,620,997
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,544,800
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,296,521
12,308,000	Qwest Corp., 6.875%, 9/15/2033	12,110,986
9,077,000	Qwest Corp., 7.250%, 9/15/2025	10,079,800
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,458,339
2,490,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,632,826
5,775,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	6,237,000
4,100,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	6,254,857
9,100,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	14,352,746
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	45,247,428
32,509,000	Verizon Communications, Inc., 2.450%, 11/01/2022	31,865,777

		261,660,953

	Total Non-Convertible Bonds (Identified Cost $5,018,449,671)	4,921,318,077

Convertible Bonds – 4.0%

	Finance Companies – 0.1%
3,905,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	4,988,637

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Property & Casualty Insurance – 1.0%
$46,995,000	Old Republic International Corp., 3.750%, 3/15/2018	$59,478,047

	Technology – 2.9%
59,019,000	Intel Corp., 3.250%, 8/01/2039	97,528,898
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	26,873,131
352,807	Liberty Interactive LLC, 3.500%, 1/15/2031	341,850
46,000,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	52,670,000

		177,413,879

	Total Convertible Bonds (Identified Cost $122,557,647)	241,880,563

Municipals – 0.3%

	Illinois – 0.1%
9,150,000	State of Illinois, 5.100%, 6/01/2033	8,565,498

	Michigan – 0.0%
2,195,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	2,188,240

	Virginia – 0.2%
10,740,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	9,386,545

	Total Municipals (Identified Cost $19,894,516)	20,140,283

	Total Bonds and Notes (Identified Cost $5,160,901,834)	5,183,338,923

Shares
Common Stocks – 0.8%

	Automobiles – 0.8%
4,063,816	Ford Motor Co. (Identified Cost $34,826,997)	45,474,101

Preferred Stocks – 0.0%

	Midstream – 0.0%
43,031	Chesapeake Energy Corp., 5.000% (Identified Cost $3,673,619)	2,667,922

Principal Amount
Short-Term Investments – 12.1%
$ 250,000,000	Federal National Mortgage Association Discount Notes, 0.960%, 08/28/2017(k)	249,603,250
175,512,651	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $175,517,624 on 7/03/2017 collateralized by $179,680,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $179,027,223 including accrued interest(l)	175,512,651

Principal Amount (‡)	Description	Value (†)
$250,000,000	U.S. Treasury Bills, 0.790-0.825%, 07/13/2017(k)	$249,946,250
50,000,000	U.S. Treasury Bills, 0.780%, 07/27/2017(k)	49,972,650

	Total Short-Term Investments (Identified Cost $725,030,233)	725,034,801

	Total Investments – 99.0% (Identified Cost $5,924,432,683)(a)	5,956,515,747
	Other assets less liabilities – 1.0%	60,526,289

	Net Assets – 100.0%	$6,017,042,036

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized depreciation on investments based on a cost of $5,967,852,105 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$388,577,845
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(399,914,203)

Net unrealized depreciation	$(11,336,358)

(b)	Illiquid security.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2017, the value of these securities amounted to $165,792,776 or 2.8% of net assets.
(d)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(e)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Perpetual bond with no specified maturity date.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of this security amounted to $676 or 0.0% of net assets.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(j)	Non-income producing security.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $634,186,760 or 10.5% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
PJSC	Private Joint-Stock Company
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$51,656,207	$53,092,383	(a)	$104,748,590
Finance Companies	1,485,403	226,249,837	—		227,735,240
Metals & Mining	—	109,158,532	676	(b)	109,159,208
All Other Non-Convertible Bonds*	—	4,479,675,039	—		4,479,675,039

Total Non-Convertible Bonds	1,485,403	4,866,739,615	53,093,059		4,921,318,077

Convertible Bonds*	—	241,880,563	—		241,880,563
Municipals*	—	20,140,283	—		20,140,283

Total Bonds and Notes	1,485,403	5,128,760,461	53,093,059		5,183,338,923

Common Stocks*	45,474,101	—	—		45,474,101
Preferred Stocks*	—	2,667,922	—		2,667,922
Short-Term Investments	—	725,034,801	—		725,034,801

Total	$46,959,504	$5,856,463,184	$53,093,059		$5,956,515,747

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/ or June 30 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$90,763,489	$—	$21,228	$(72,384)	$—	$(1,451,488)	$—	$(36,168,461)	$53,092,383	$(66,063)
Metals & Mining	676	8,647	—	(8,647)	—	—	—	—	676	(8,647)
Non-Agency Commercial Mortgage-Backed Securities	18,290,710	—	(32,180)	41,470	—	(18,300,000)	—	—	—	—

Total	$109,054,875	$8,647	$(10,952)	$(39,561)	$—	$(19,751,488)	$—	$(36,168,461)	$53,093,059	$(81,032)

A debt security valued at $36,168,461 was transferred from Level 3 to Level 2 during the period ended June 30, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2017 (Unaudited)

Treasuries	26.9%
Banking	10.7
Wirelines	4.4
Finance Companies	3.9
Technology	3.4
Midstream	3.1
Local Authorities	2.5
Airlines	2.2
Independent Energy	2.1
Other Investments, less than 2% each	27.7
Short-Term Investments	12.1

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at June 30, 2017 (Unaudited)

United States Dollar	74.5%
Canadian Dollar	8.2
New Zealand Dollar	5.5
Mexican Peso	4.9
Australian Dollar	3.0
Other, less than 2% each	2.9

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 95.7% of Net Assets
	ABS Car Loan – 2.0%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,559,099
738,275	CPS Auto Receivables Trust, Series 2015-C, Class A, 1.770%, 6/17/2019, 144A	738,585
361,760	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	361,815
1,825,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	1,831,474
2,875,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	2,869,015
79,808	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	79,793
2,310,000	Flagship Credit Auto Trust, Series 2016-4, Class A2, 1.960%, 2/16/2021, 144A	2,309,479
3,500,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	3,502,831
725,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A	732,175
1,495,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	1,499,471

		15,483,737

	ABS Home Equity – 0.5%
2,246,453	Home Partners of America Trust, Series 2016-1, Class A, 2.859%, 3/17/2033, 144A(b)	2,280,120
330,895	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(b)	331,034
1,550,474	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)	1,561,009

		4,172,163

	ABS Student Loan – 0.0%
315,204	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 2.166%, 1/25/2039, 144A(b)	318,579

	Agency Commercial Mortgage-Backed Securities – 19.8%
5,151,240	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.925%, 11/25/2022(b)	5,180,166
1,000,000	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	1,000,037
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,329,686
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,575,720
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,165,616
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,821,729
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027(b)	2,655,687
3,458,083	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,485,163

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$682,762	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	$687,544
2,555,819	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,576,180
7,769,419	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	7,817,766
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,377,829
2,704,724	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	2,763,248
4,100,025	FHLMC Multifamily Structured Pass Through Certificates, Series KABM, Class A, 1.695%, 9/25/2022(b)	4,107,831
1,257,447	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1.546%, 11/25/2021(b)	1,257,055
9,451,515	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1.645%, 1/25/2023(b)	9,481,131
4,782,033	FHLMC Multifamily Structured Pass Through Certificates, Series KJ04, Class A1, 1.376%, 10/25/2020	4,751,134
19,300,000	FHLMC Multifamily Structured Pass Through Certificates, Series KLH2, Class A, 1.695%, 11/25/2022(b)	19,372,564
24,629,514	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	24,640,386
207,443	Government National Mortgage Association, Series 2003-72, Class Z, 5.251%, 11/16/2045(b)	220,406
160,854	Government National Mortgage Association, Series 2003-88, Class Z, 4.772%, 3/16/2046(b)	168,939
3,375,981	Government National Mortgage Association, Series 2013-52, Class KX, 3.507%, 8/16/2051(b)	3,553,761

		149,989,578

	Collateralized Mortgage Obligations – 16.9%
81,736	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.880%, 5/15/2023(b)(c)	79,051
53,869	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.620%, 8/15/2023(b)(c)	53,187
208,137	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	224,662
588,222	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	601,010
1,042,319	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	1,059,157
1,587,541	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	1,770,001
2,367,443	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	2,589,733
2,044,657	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	2,191,096
1,735,587	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.104%, 6/15/2048(b)(d)	1,659,537
2,011,561	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.218%, 12/15/2036(b)(d)	2,123,825
795,221	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 3.259%, 6/15/2043(b)	773,844
1,613,447	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,805,317
54,365	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 1.940%, 9/25/2022(b)(c)	53,782

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$53,094	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.760%, 4/25/2024(b)(c)	$52,549
11,727	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 3.706%, 8/25/2042(b)(c)	12,524
863,737	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	935,115
73,442	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	73,485
873,080	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1.276%, 7/25/2037(b)	856,590
1,894,106	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.430%, 8/25/2038(b)	1,998,331
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 2.216%, 7/25/2043(b)	5,284,419
36,945	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.530%, 4/25/2023(b)(c)	36,564
10,631	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.568%, 3/25/2044(b)(c)	11,048
778,516	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 1.892%, 10/25/2044(b)	789,290
1,292,975	Government National Mortgage Association, Series 2010-H20, Class AF, 1.323%, 10/20/2060(b)	1,283,807
1,177,602	Government National Mortgage Association, Series 2010-H24, Class FA, 1.343%, 10/20/2060(b)	1,169,579
1,014,918	Government National Mortgage Association, Series 2011-H06, Class FA, 1.443%, 2/20/2061(b)	1,013,439
1,692,916	Government National Mortgage Association, Series 2012-124, Class HT, 7.272%, 7/20/2032(b)	1,902,901
1,587,985	Government National Mortgage Association, Series 2012-H15, Class FA, 1.443%, 5/20/2062(b)	1,590,228
1,171,068	Government National Mortgage Association, Series 2012-H18, Class NA, 1.513%, 8/20/2062(b)	1,170,837
4,913,152	Government National Mortgage Association, Series 2012-H29, Class HF, 1.493%, 10/20/2062(b)	4,920,375
4,255,041	Government National Mortgage Association, Series 2013-H02, Class GF, 1.493%, 12/20/2062(b)	4,262,139
4,439,441	Government National Mortgage Association, Series 2013-H08, Class FA, 1.343%, 3/20/2063(b)	4,418,614
3,342,771	Government National Mortgage Association, Series 2013-H10, Class FA, 1.393%, 3/20/2063(b)	3,333,353
11,266,484	Government National Mortgage Association, Series 2013-H22, Class FT, 1.710%, 4/20/2063(b)	11,360,453
6,506,776	Government National Mortgage Association, Series 2014-H14, Class FA, 1.493%, 7/20/2064(b)	6,495,242
4,432,191	Government National Mortgage Association, Series 2014-H15, Class FA, 1.493%, 7/20/2064(b)	4,423,604
3,796,220	Government National Mortgage Association, Series 2015-H05, Class FA, 1.293%, 4/20/2061(b)	3,795,668
10,275,470	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	10,227,395
9,870,449	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	9,686,622
2,064,916	Government National Mortgage Association, Series 2015-H11, Class FA, 1.243%, 4/20/2065(b)	2,063,274
5,447,467	Government National Mortgage Association, Series 2015-H19, Class FH, 1.293%, 7/20/2065(b)	5,446,769

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,688,635	Government National Mortgage Association, Series 2015-H29, Class FA, 1.693%, 10/20/2065(b)	$1,694,685
1,050,646	Government National Mortgage Association, Series 2015-H30, Class FA, 1.673%, 8/20/2061(b)	1,054,166
6,545,401	Government National Mortgage Association, Series 2016-H06, Class FC, 1.913%, 2/20/2066(b)	6,626,471
4,629,659	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.593%, 4/20/2066(b)	4,640,624
8,101,450	Government National Mortgage Association, Series 2016-H19, Class FJ, 1.393%, 9/20/2063(b)	8,067,773
289,585	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1.446%, 12/07/2020(b)	289,758
691,424	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1.534%, 10/07/2020(b)	692,358
1,201,501	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1.644%, 12/08/2020(b)	1,208,053
80,476	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1.644%, 12/08/2020(b)	80,927

		127,953,231

	Hybrid ARMs – 13.7%
1,853,710	FHLMC, 2.720%, 7/01/2033(b)	1,954,506
882,987	FHLMC, 2.796%, 9/01/2038(b)	925,776
1,156,371	FHLMC, 2.816%, 9/01/2038(b)	1,220,319
281,908	FHLMC, 2.818%, 9/01/2038(b)	296,650
4,757,434	FHLMC, 2.865%, 3/01/2037(b)	5,004,879
1,389,184	FHLMC, 2.880%, 2/01/2036(b)	1,464,685
706,334	FHLMC, 2.924%, 4/01/2036(b)	729,962
2,857,004	FHLMC, 2.925%, 2/01/2036(b)	3,003,508
2,064,051	FHLMC, 3.013%, 9/01/2035(b)	2,189,369
1,143,145	FHLMC, 3.083%, 3/01/2036(b)	1,205,401
103,505	FHLMC, 3.106%, 12/01/2037(b)	107,266
472,647	FHLMC, 3.107%, 2/01/2035(b)	497,841
779,763	FHLMC, 3.124%, 6/01/2037(b)	805,276
590,140	FHLMC, 3.135%, 11/01/2038(b)	624,685
512,483	FHLMC, 3.380%, 12/01/2034(b)	543,249
732,715	FHLMC, 3.496%, 11/01/2038(b)	776,659
585,095	FHLMC, 3.513%, 4/01/2037(b)	619,927
2,250,328	FHLMC, 3.589%, 4/01/2037(b)	2,377,246

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$1,121,722	FHLMC, 3.637%, 3/01/2038(b)	$1,195,297
3,059,906	FHLMC, 3.643%, 9/01/2041(b)	3,208,729
524,311	FHLMC, 3.888%, 3/01/2037(b)	556,902
647,001	FNMA, 2.688%, 9/01/2036(b)	680,204
2,345,114	FNMA, 2.714%, 11/01/2033(b)	2,470,940
480,164	FNMA, 2.742%, 12/01/2034(b)	502,001
1,313,879	FNMA, 2.798%, 10/01/2033(b)	1,379,438
4,688,844	FNMA, 2.807%, 9/01/2037(b)	4,963,580
172,977	FNMA, 2.815%, 2/01/2037(b)	179,125
601,966	FNMA, 2.826%, 9/01/2034(b)	631,258
1,547,608	FNMA, 2.840%, 8/01/2035(b)	1,635,482
1,201,645	FNMA, 2.852%, 6/01/2033(b)	1,268,667
1,131,700	FNMA, 2.853%, 1/01/2036(b)	1,195,487
5,382,805	FNMA, 2.854%, 10/01/2034(b)	5,660,896
1,300,910	FNMA, 2.857%, 6/01/2036(b)	1,365,257
3,714,084	FNMA, 2.867%, 12/01/2040(b)	3,900,846
3,897,426	FNMA, 2.873%, 4/01/2034(b)	4,095,652
3,446,320	FNMA, 2.873%, 6/01/2037(b)	3,650,951
3,404,346	FNMA, 2.880%, 7/01/2038(b)	3,566,796
1,503,842	FNMA, 2.883%, 7/01/2035(b)	1,559,273
393,409	FNMA, 2.893%, 8/01/2035(b)	416,182
955,193	FNMA, 2.905%, 8/01/2034(b)	1,017,054
394,735	FNMA, 2.907%, 8/01/2038(b)	409,826
276,919	FNMA, 2.933%, 8/01/2033(b)	292,696
328,306	FNMA, 3.011%, 4/01/2033(b)	344,102
1,216,118	FNMA, 3.065%, 4/01/2034(b)	1,280,990
889,900	FNMA, 3.100%, 5/01/2035(b)	945,632
2,889,650	FNMA, 3.107%, 4/01/2037(b)	3,039,749

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$631,703	FNMA, 3.119%, 10/01/2033(b)	$669,977
425,653	FNMA, 3.130%, 11/01/2035(b)	450,538
2,854,474	FNMA, 3.138%, 7/01/2035(b)	3,004,148
616,491	FNMA, 3.163%, 11/01/2036(b)	651,068
430,105	FNMA, 3.175%, 8/01/2036(b)	455,406
579,364	FNMA, 3.227%, 7/01/2041(b)	603,783
4,521,469	FNMA, 3.285%, 10/01/2041(b)	4,750,715
2,249,906	FNMA, 3.351%, 9/01/2037(b)	2,365,210
1,513,563	FNMA, 3.372%, 4/01/2037(b)	1,586,752
1,325,171	FNMA, 3.425%, 12/01/2041(b)	1,393,013
176,417	FNMA, 3.431%, 1/01/2037(b)	186,665
3,231,729	FNMA, 3.474%, 7/01/2037(b)	3,427,065
856,868	FNMA, 3.505%, 2/01/2037(b)	908,713
4,040,324	FNMA, 3.541%, 3/01/2037(b)	4,263,233
1,365,909	FNMA, 3.546%, 2/01/2047(b)	1,424,756
318,489	FNMA, 3.550%, 3/01/2034(b)	336,206
1,212,140	FNMA, 4.313%, 6/01/2035(b)	1,279,726

		103,517,190

	Mortgage Related – 17.4%
96,104	FHLMC, 3.000%, 10/01/2026	98,769
673,794	FHLMC, 4.000%, with various maturities from 2024 to 2042(e)	710,009
449,056	FHLMC, 4.500%, with various maturities from 2025 to 2034(e)	476,406
197,394	FHLMC, 5.500%, 10/01/2023	209,557
243,384	FHLMC, 5.775%, 6/01/2020(b)	249,539
377,299	FHLMC, 5.903%, 8/01/2020(b)	389,110
198,220	FHLMC, 5.928%, 10/01/2020(b)	204,601
282,569	FHLMC, 5.952%, 11/01/2020(b)	292,289
13,580	FHLMC, 6.000%, 11/01/2019	13,951
328,537	FHLMC, 6.500%, 12/01/2034	373,224

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$377	FHLMC, 7.500%, 6/01/2026	$420
660	FHLMC, 10.000%, 7/01/2019	669
10,600	FHLMC, 11.500%, 4/01/2020	10,737
179,283	FNMA, 3.000%, 3/01/2042	180,043
1,898,338	FNMA, 5.000%, with various maturities from 2037 to 2038(e)	2,083,288
1,045,850	FNMA, 5.500%, with various maturities from 2018 to 2033(e)	1,142,620
1,288,791	FNMA, 6.000%, with various maturities from 2017 to 2022(e)	1,370,812
216,772	FNMA, 6.500%, with various maturities from 2032 to 2037(e)	241,135
8,838	FNMA, 7.000%, 12/01/2022	8,853
83,187	FNMA, 7.500%, with various maturities from 2030 to 2032(e)	91,605
4,095,477	GNMA, 2.716%, 2/20/2061(b)	4,262,933
2,993,985	GNMA, 2.873%, 2/20/2063(b)	3,129,820
4,086,896	GNMA, 3.147%, 3/20/2063(b)	4,294,014
2,174,919	GNMA, 3.260%, with various maturities in 2065(b)(e)	2,326,635
2,256,809	GNMA, 3.349%, 2/20/2063(b)	2,378,293
1,903,383	GNMA, 4.435%, 3/20/2063(b)	1,993,375
3,307,780	GNMA, 4.439%, 6/20/2063(b)	3,489,568
1,773,569	GNMA, 4.454%, 2/20/2063(b)	1,852,038
3,867,273	GNMA, 4.480%, 2/20/2062(b)	4,005,652
4,261,196	GNMA, 4.492%, 10/20/2065(b)	4,634,092
3,774,407	GNMA, 4.527%, 12/20/2061(b)	3,897,600
14,517,320	GNMA, 4.531%, 12/20/2061(b)	14,918,628
6,582,585	GNMA, 4.542%, 12/20/2062(b)	6,874,836
1,852,444	GNMA, 4.555%, 3/20/2062(b)	1,919,867
3,654,293	GNMA, 4.586%, 6/20/2062(b)	3,796,354
2,357,285	GNMA, 4.587%, with various maturities from 2061 to 2063(b)(e)	2,449,872
606,232	GNMA, 4.588%, 7/20/2063(b)	652,553
10,925,590	GNMA, 4.590%, 11/20/2062(b)	11,394,241

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$2,117,119	GNMA, 4.603%, 2/20/2066(b)	$2,298,313
1,909,136	GNMA, 4.634%, 3/20/2064(b)	2,055,757
1,459,746	GNMA, 4.636%, 3/20/2062(b)	1,510,465
452,778	GNMA, 4.658%, 1/20/2064(b)	488,382
5,998,015	GNMA, 4.672%, 2/20/2062(b)	6,203,115
7,869,733	GNMA, 4.683%, with various maturities from 2061 to 2063(b)(e)	8,168,209
1,632,664	GNMA, 4.685%, 5/20/2064(b)	1,776,476
2,783,228	GNMA, 4.687%, 2/20/2062(b)	2,872,353
1,028,643	GNMA, 4.699%, 6/20/2061(b)	1,047,319
5,824,026	GNMA, 4.700%, with various maturities in 2061(b)(e)	5,958,645
1,082,268	GNMA, 4.717%, 3/20/2061(b)	1,104,170
1,070,268	GNMA, 4.741%, 8/20/2062(b)	1,107,405
426,429	GNMA, 5.035%, 4/20/2061(b)	443,283
17,158	GNMA, 6.000%, 12/15/2031	19,733
69,175	GNMA, 6.500%, 5/15/2031	80,145
69,756	GNMA, 7.000%, 10/15/2028	77,477
4,001,338	Government National Mortgage Association, Series 2015-H04, Class FL, 1.463%, 2/20/2065(b)	3,989,367
6,036,427	Government National Mortgage Association, Series 2015-H12, Class FL, 1.223%, 5/20/2065(b)	5,982,638

		131,601,260

	Non-Agency Commercial Mortgage-Backed Securities – 5.1%
87,378	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/2051	87,495
3,445,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2016-ASHF, Class A, 3.059%, 12/15/2033, 144A(b)	3,463,187
478,172	Barclays Commercial Mortgage Securities, Series 2015-RRI, Class A, 2.409%, 5/15/2032, 144A(b)	478,323
2,179,799	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, 2.559%, 12/15/2027, 144A(b)	2,182,533
2,421,529	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 2.109%, 6/15/2031, 144A(b)	2,420,838
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,313,104
2,814,113	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class A, 2.529%, 10/15/2031, 144A(b)	2,821,099
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,569,897

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	$4,454,069
1,399,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,499,107
2,155,234	GP Portfolio Trust, Series 2014-GPP, Class A, 2.359%, 2/15/2027, 144A(b)	2,161,347
282,668	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	282,454
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 2.059%, 10/15/2029, 144A(b)	5,534,996
814,982	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 2.139%, 7/15/2031, 144A(b)	815,474
4,115,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.859%, 7/15/2036, 144A(b)	4,139,359
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,063,898
383,958	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 2.222%, 4/15/2032, 144A(b)	383,908
3,700,000	Starwood Retail Property Trust, Inc., 2.347%, 11/15/2027, 144A(b)	3,663,201
144,301	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	144,186

		38,478,475

	Sovereigns – 0.3%
1,955,000	U.S. Department of Housing and Urban Development, Series 4, 1.880%, 8/01/2019	1,968,353

	Treasuries – 20.0%
23,145,000	U.S. Treasury Note, 1.125%, 6/30/2021	22,588,988
25,890,000	U.S. Treasury Note, 1.125%, 8/31/2021	25,211,397
7,145,000	U.S. Treasury Note, 1.375%, 1/31/2021	7,070,199
7,895,000	U.S. Treasury Note, 1.875%, 4/30/2022	7,893,460
17,015,000	U.S. Treasury Note, 2.000%, 12/31/2021	17,137,967
16,740,000	U.S. Treasury Note, 2.000%, 6/30/2024	16,592,219
14,520,000	U.S. Treasury Note, 2.000%, 11/15/2026	14,158,133
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	14,135,112
26,120,000	U.S. Treasury Note, 2.250%, 1/31/2024	26,365,894

		151,153,369

	Total Bonds and Notes (Identified Cost $733,386,496)	724,635,935

Short-Term Investments – 3.9%
5,915,000	Federal Home Loan Bank Discount Notes, 0.600%-0.929%, 7/07/2017(f)(g)	5,914,344
16,550,000	Federal Home Loan Bank Discount Notes, 0.900%, 7/31/2017(f)	16,537,124
7,175,000	U.S. Treasury Bills, 0.655%, 07/06/2017(f)	7,174,548

Total Short-Term Investments (Identified Cost $29,627,563)	29,626,016

Total Investments – 99.6% (Identified Cost $763,014,059)(a)	754,261,951
Other assets less liabilities – 0.4%	2,753,452

Net Assets – 100.0%	$757,015,403

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2017, securities of the Fund were fair valued as follows:

Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 298,705	0.0%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized depreciation on investments based on a cost of $763,124,318 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,056,838
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,919,205)

Net unrealized depreciation	$(8,862,367)

At September 30, 2016, the Fund had a short-term capital loss carryforward of $848,283 with no expiration date and a long-term capital loss carryforward of $11,847,451 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of these securities amounted to $298,705 or 0.0% of net assets.
(d)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(g)	The Fund’s investment in Federal Home Loan Bank Discount Notes is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $50,850,955 or 6.7% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Agency Commercial Mortgage-Backed Securities	$—	$146,435,817	$3,553,761	(a)	$149,989,578
Collateralized Mortgage Obligations	—	127,654,526	298,705	(b)	127,953,231
All Other Non-Convertible Bonds*	—	446,693,126	—		446,693,126

Total Non-Convertible Bonds	—	720,783,469	3,852,466		724,635,935

Total Bonds and Notes	—	720,783,469	3,852,466		724,635,935

Short-Term Investments	—	29,626,016	—		29,626,016

Total	$—	$750,409,485	$3,852,466		$754,261,951

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or June 30, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Student Loan	$400,000	$—	$—	$—	$—	$—	$—	$(400,000)	$—	$—
Agency Commercial Mortgage-Backed Securities	11,781,022	—	(1,437,492)	1,196,297	—	(7,986,066)	—	—	3,553,761	53,291
Collateralized Mortgage Obligations	1,488,611	—	(25,919)	33,496	—	(484,759)	—	(712,724)	298,705	3,226
Non-Agency Commercial Mortgage-Backed Securities	3,037,018	—	(3,950)	6,932	—	(3,040,000)	—	—	—	—

Total	$16,706,651	$—	$(1,467,361)	$1,236,725	$—	$(11,510,825)	$—	$(1,112,724)	$3,852,466	$56,517

A debt security valued at $400,000 was transferred from Level 3 to Level 2 during the period ended June 30, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $712,724 were transferred from Level 3 to Level 2 during the period ended June 30, 2017. At September 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At June 30, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2017 (Unaudited)

Treasuries	20.0%
Agency Commercial Mortgage-Backed Securities	19.8
Mortgage Related	17.4
Collateralized Mortgage Obligations	16.9
Hybrid ARMs	13.7
Non-Agency Commercial Mortgage-Backed Securities	5.1
ABS Car Loan	2.0
Other Investments, less than 2% each	0.8
Short-Term Investments	3.9

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.7% of Net Assets

	Aerospace & Defense – 2.8%
229,920	Hexcel Corp.	$12,137,477
148,839	KLX, Inc.(b)	7,441,950
305,338	Mercury Systems, Inc.(b)	12,851,676

		32,431,103

	Air Freight & Logistics – 0.7%
417,918	Echo Global Logistics, Inc.(b)	8,316,568

	Auto Components – 3.0%
154,224	Dorman Products, Inc.(b)	12,765,120
307,343	Fox Factory Holding Corp.(b)	10,941,411
107,950	LCI Industries	11,054,080

		34,760,611

	Banks – 3.7%
226,353	Chemical Financial Corp.	10,957,749
205,195	Pinnacle Financial Partners, Inc.	12,886,246
305,628	Renasant Corp.	13,368,169
79,114	UMB Financial Corp.	5,922,474

		43,134,638

	Biotechnology – 3.2%
306,652	Genomic Health, Inc.(b)	9,981,523
623,803	Ironwood Pharmaceuticals, Inc.(b)	11,777,401
479,870	Lexicon Pharmaceuticals, Inc.(b)	7,893,861
136,957	Prothena Corp. PLC(b)	7,412,113

		37,064,898

	Building Products – 3.0%
243,388	Apogee Enterprises, Inc.	13,834,174
127,772	Patrick Industries, Inc.(b)	9,308,190
169,280	Trex Co., Inc.(b)	11,453,485

		34,595,849

	Capital Markets – 2.6%
316,529	Financial Engines, Inc.	11,584,961
91,028	MarketAxess Holdings, Inc.	18,305,731

		29,890,692

	Chemicals – 0.5%
96,001	Ingevity Corp.(b)	5,510,457

	Commercial Services & Supplies – 1.2%
286,140	Healthcare Services Group, Inc.	13,399,936

	Construction & Engineering – 2.0%
239,244	Granite Construction, Inc.	11,541,130
462,437	Primoris Services Corp.	11,533,179

		23,074,309

Shares	Description	Value (†)
Common Stocks – continued

	Consumer Finance – 0.6%
189,543	Green Dot Corp., Class A(b)	$7,303,092

	Distributors – 1.1%
106,914	Pool Corp.	12,569,879

	Diversified Consumer Services – 2.7%
192,832	Bright Horizons Family Solutions, Inc.(b)	14,888,559
203,882	Grand Canyon Education, Inc.(b)	15,986,387

		30,874,946

	Diversified Telecommunication Services – 1.7%
299,884	Cogent Communications Holdings, Inc.	12,025,348
674,843	ORBCOMM, Inc.(b)	7,625,726

		19,651,074

	Electrical Equipment – 0.8%
269,081	Generac Holdings, Inc.(b)	9,721,897

	Electronic Equipment, Instruments & Components – 2.3%
284,759	II-VI, Inc.(b)	9,767,234
115,271	IPG Photonics Corp.(b)	16,725,822

		26,493,056

	Energy Equipment & Services – 1.2%
156,158	Dril-Quip, Inc.(b)	7,620,510
430,073	Forum Energy Technologies, Inc.(b)	6,709,139

		14,329,649

	Health Care Equipment & Supplies – 9.9%
407,143	AtriCure, Inc.(b)	9,873,218
126,029	Inogen, Inc.(b)	12,025,687
310,865	Insulet Corp.(b)	15,950,483
450,793	Merit Medical Systems, Inc.(b)	17,197,753
140,756	Neogen Corp.(b)	9,727,647
374,406	NxStage Medical, Inc.(b)	9,386,358
85,970	Penumbra, Inc.(b)	7,543,868
481,113	Spectranetics Corp.(b)	18,474,739
508,532	Wright Medical Group NV(b)	13,979,545

		114,159,298

	Health Care Providers & Services – 4.5%
318,808	AMN Healthcare Services, Inc.(b)	12,449,453
348,783	HealthEquity, Inc.(b)	17,379,857
390,913	Teladoc, Inc.(b)	13,564,681
211,966	Tivity Health, Inc.(b)	8,446,845

		51,840,836

	Health Care Technology – 1.7%
243,871	Medidata Solutions, Inc.(b)	19,070,712

	Hotels, Restaurants & Leisure – 2.7%
304,719	Chuy’s Holdings, Inc.(b)	7,130,425
550,110	Planet Fitness, Inc., Class A	12,839,567
370,068	Wingstop, Inc.	11,435,101

		31,405,093

Shares	Description	Value (†)
Common Stocks – continued

	Household Durables – 1.9%
245,568	Installed Building Products, Inc.(b)	$13,002,826
99,675	iRobot Corp.(b)	8,386,654

		21,389,480

	Internet Software & Services – 7.6%
351,891	2U, Inc.(b)	16,510,726
275,780	Envestnet, Inc.(b)	10,920,888
129,015	LogMeIn, Inc.	13,482,067
352,560	Mimecast Ltd.(b)	9,441,557
392,432	Q2 Holdings, Inc.(b)	14,500,362
679,263	Quotient Technology, Inc.(b)	7,811,525
210,996	Wix.com Ltd.(b)	14,685,322

		87,352,447

	IT Services – 4.1%
390,568	Acxiom Corp.(b)	10,146,957
180,443	Blackhawk Network Holdings, Inc.(b)	7,867,315
173,839	Euronet Worldwide, Inc.(b)	15,188,313
322,192	InterXion Holding NV(b)	14,749,950

		47,952,535

	Life Sciences Tools & Services – 2.1%
356,725	Accelerate Diagnostics, Inc.(b)	9,756,429
199,186	PRA Health Sciences, Inc.(b)	14,940,942

		24,697,371

	Machinery – 3.2%
170,336	Albany International Corp., Class A	9,095,942
178,466	Astec Industries, Inc.	9,906,648
39,643	Middleby Corp. (The)(b)	4,817,021
128,117	RBC Bearings, Inc.(b)	13,037,186

		36,856,797

	Multiline Retail – 1.1%
309,968	Ollie’s Bargain Outlet Holdings, Inc.(b)	13,204,637

	Oil, Gas & Consumable Fuels – 0.6%
152,221	PDC Energy, Inc.(b)	6,562,247

	Pharmaceuticals – 2.6%
259,480	Aclaris Therapeutics, Inc.(b)	7,037,098
236,550	Dermira, Inc.(b)	6,893,067
362,803	Supernus Pharmaceuticals, Inc.(b)	15,636,809

		29,566,974

	Professional Services – 1.3%
225,155	WageWorks, Inc.(b)	15,130,416

	Semiconductors & Semiconductor Equipment – 4.5%
218,317	MKS Instruments, Inc.	14,692,734
151,392	Monolithic Power Systems, Inc.	14,594,189
292,287	Semtech Corp.(b)	10,449,260
186,823	Silicon Laboratories, Inc.(b)	12,769,352

		52,505,535

Shares	Description	Value (†)
Common Stocks – continued

	Software – 9.4%
152,152	Blackbaud, Inc.	$13,047,034
528,907	Callidus Software, Inc.(b)	12,799,550
203,072	CommVault Systems, Inc.(b)	11,463,414
256,856	Guidewire Software, Inc.(b)	17,648,576
177,361	HubSpot, Inc.(b)	11,661,486
283,377	RealPage, Inc.(b)	10,187,403
491,473	RingCentral, Inc., Class A(b)	17,963,338
67,339	Ultimate Software Group, Inc. (The)(b)	14,145,230

		108,916,031

	Specialty Retail – 1.0%
586,024	Tile Shop Holdings, Inc.	12,101,396

	Textiles, Apparel & Luxury Goods – 1.5%
125,354	Columbia Sportswear Co.	7,278,053
259,964	Steven Madden Ltd.(b)	10,385,562

		17,663,615

	Thrifts & Mortgage Finance – 1.0%
309,829	Essent Group Ltd.(b)	11,507,049

	Trading Companies & Distributors – 2.9%
242,214	Beacon Roofing Supply, Inc.(b)	11,868,486
267,148	BMC Stock Holdings, Inc.(b)	5,837,184
294,842	SiteOne Landscape Supply, Inc.(b)	15,349,474

		33,055,144

	Total Common Stocks (Identified Cost $830,803,240)	1,118,060,267

Principal Amount
Short-Term Investments – 3.7%
$42,946,491	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $42,947,708 on 7/03/2017 collateralized by $43,070,000 U.S. Treasury Inflation Note, 0.250% due 1/15/2025 valued at $43,809,684 including accrued interest(c) (Identified Cost $42,946,491)	42,946,491

Description	Value (†)
Total Investments – 100.4% (Identified Cost $873,749,731)(a)	$1,161,006,758
Other assets less liabilities – (0.4)%	(4,811,946)

Net Assets – 100.0%	$1,156,194,812

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2017, the net unrealized appreciation on investments based on a cost of $873,749,731 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$302,725,525
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(15,468,498)

Net unrealized appreciation	$287,257,027

At September 30, 2016,the Fund had a short-term capital loss carryforward of $7,329,238 with no expiration date. At September 30, 2016, late-year ordinary and post-October capital loss deferrals were $3,107,069. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,118,060,267	$—	$—	$1,118,060,267
Short-Term Investments	—	42,946,491	—	42,946,491

Total	$1,118,060,267	$42,946,491	$—	$1,161,006,758

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2017 (Unaudited)

Health Care Equipment & Supplies	9.9%
Software	9.4
Internet Software & Services	7.6
Semiconductors & Semiconductor Equipment	4.5
Health Care Providers & Services	4.5
IT Services	4.1
Banks	3.7
Biotechnology	3.2
Machinery	3.2
Auto Components	3.0
Building Products	3.0
Trading Companies & Distributors	2.9
Aerospace & Defense	2.8
Hotels, Restaurants & Leisure	2.7
Diversified Consumer Services	2.7
Capital Markets	2.6
Pharmaceuticals	2.6
Electronic Equipment, Instruments & Components	2.3
Life Sciences Tools & Services	2.1
Construction & Engineering	2.0
Other Investments, less than 2% each	17.9
Short-Term Investments	3.7

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.2% of Net Assets

	Aerospace & Defense – 3.7%
2,440	HEICO Corp.	$175,290
3,102	Hexcel Corp.	163,754
3,379	Mercury Systems, Inc.(b)	142,222

		481,266

	Air Freight & Logistics – 1.8%
3,695	XPO Logistics, Inc.(b)	238,808

	Auto Components – 1.1%
1,436	LCI Industries	147,046

	Banks – 4.6%
3,857	Columbia Banking System, Inc.	153,701
1,159	First Republic Bank	116,016
6,443	Home BancShares, Inc.	160,431
3,483	Western Alliance Bancorp(b)	171,363

		601,511

	Biotechnology – 3.0%
9,829	Ironwood Pharmaceuticals, Inc.(b)	185,571
2,370	Neurocrine Biosciences, Inc.(b)	109,020
1,813	Prothena Corp. PLC(b)	98,120

		392,711

	Building Products – 1.3%
1,767	American Woodmark Corp.(b)	168,837

	Capital Markets – 6.2%
2,024	CBOE Holdings, Inc.	184,994
996	MarketAxess Holdings, Inc.	200,296
1,451	MSCI, Inc.	149,438
3,426	SEI Investments Co.	184,250
2,177	Stifel Financial Corp.(b)	100,098

		819,076

	Commercial Services & Supplies – 3.5%
3,952	Healthcare Services Group, Inc.	185,072
3,530	KAR Auction Services, Inc.	148,154
4,535	Ritchie Bros. Auctioneers, Inc.	130,336

		463,562

	Consumer Finance – 0.7%
7,972	SLM Corp.(b)	91,678

	Diversified Consumer Services – 3.2%
2,706	Bright Horizons Family Solutions, Inc.(b)	208,930
2,684	Grand Canyon Education, Inc.(b)	210,453

		419,383

	Diversified Telecommunication Services – 1.3%
4,322	Cogent Communications Holdings, Inc.	173,312

Shares	Description	Value (†)
Common Stocks – continued

	Electrical Equipment – 2.0%
3,860	Generac Holdings, Inc.(b)	$139,462
2,892	Sensata Technologies Holding NV(b)	123,546

		263,008

	Electronic Equipment, Instruments & Components – 4.8%
507	Coherent, Inc.(b)	114,070
5,326	National Instruments Corp.	214,212
922	Rogers Corp.(b)	100,148
5,644	Trimble, Inc.(b)	201,321

		629,751

	Energy Equipment & Services – 1.3%
1,961	Dril-Quip, Inc.(b)	95,697
2,859	Oil States International, Inc.(b)	77,622

		173,319

	Health Care Equipment & Supplies – 9.8%
1,741	Align Technology, Inc.(b)	261,359
1,303	Cantel Medical Corp.	101,517
1,839	DexCom, Inc.(b)	134,523
5,749	Merit Medical Systems, Inc.(b)	219,324
1,526	Penumbra, Inc.(b)	133,906
1,328	STERIS PLC	108,232
1,335	West Pharmaceutical Services, Inc.	126,184
7,544	Wright Medical Group NV(b)	207,385

		1,292,430

	Health Care Providers & Services – 3.4%
4,173	HealthEquity, Inc.(b)	207,941
1,293	WellCare Health Plans, Inc.(b)	232,171

		440,112

	Health Care Technology – 2.5%
3,568	Cotiviti Holdings, Inc.(b)	132,516
3,169	Veeva Systems, Inc., Class A(b)	194,291

		326,807

	Hotels, Restaurants & Leisure – 5.1%
2,322	Dunkin’ Brands Group, Inc.	127,989
8,165	Planet Fitness, Inc., Class A	190,571
2,243	Six Flags Entertainment Corp.	133,705
1,078	Vail Resorts, Inc.	218,651

		670,916

	Internet Software & Services – 3.9%
829	CoStar Group, Inc.(b)	218,525
4,739	GTT Communications, Inc.(b)	149,989
1,711	j2 Global, Inc.	145,589

		514,103

	IT Services – 3.4%
3,121	Black Knight Financial Services, Inc., Class A(b)	127,805
1,837	Broadridge Financial Solutions, Inc.	138,804

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – continued
1,400	Gartner, Inc.(b)	$172,914

		439,523

	Leisure Products – 1.1%
2,367	Brunswick Corp.	148,482

	Life Sciences Tools & Services – 1.5%
2,028	ICON PLC(b)	198,318

	Machinery – 6.8%
3,916	Altra Industrial Motion Corp.	155,857
5,816	Gardner Denver Holding, Inc.(b)	125,684
1,241	Middleby Corp. (The)(b)	150,794
3,575	Sun Hydraulics Corp.	152,545
1,965	Toro Co. (The)	136,155
1,376	WABCO Holdings, Inc.(b)	175,453

		896,488

	Media – 1.6%
5,904	Live Nation Entertainment, Inc.(b)	205,754

	Oil, Gas & Consumable Fuels – 1.8%
1,420	Diamondback Energy, Inc.(b)	126,110
3,822	Parsley Energy, Inc., Class A(b)	106,061

		232,171

	Professional Services – 1.3%
4,070	TransUnion(b)	176,272

	Real Estate Management & Development – 1.1%
2,262	First Service Corp.	144,723

	Semiconductors & Semiconductor Equipment – 3.7%
2,461	Advanced Energy Industries, Inc.(b)	159,202
2,998	MACOM Technology Solutions Holdings, Inc.(b)	167,199
2,384	Silicon Laboratories, Inc.(b)	162,946

		489,347

	Software – 8.9%
2,070	Blackbaud, Inc.	177,503
7,692	Callidus Software, Inc.(b)	186,146
2,898	Guidewire Software, Inc.(b)	199,122
2,862	HubSpot, Inc.(b)	188,176
1,648	Paylocity Holding Corp.(b)	74,457
3,079	PTC, Inc.(b)	169,714
862	Ultimate Software Group, Inc. (The)(b)	181,072

		1,176,190

	Specialty Retail – 0.9%
3,788	Camping World Holdings, Inc., Class A	116,860

	Textiles, Apparel & Luxury Goods – 0.7%
1,636	Columbia Sportswear Co.	94,986

Shares	Description	Value (†)
Common Stocks – continued

	Trading Companies & Distributors – 1.2%
7,284	BMC Stock Holdings, Inc.(b)	$159,155

	Total Common Stocks (Identified Cost $10,293,661)	12,785,905

Principal Amount
Short-Term Investments – 2.8%
$376,882	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340%, to be repurchased at $376,893 on 7/03/2017 collateralized by $390,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $388,583 including accrued interest(c) (Identified Cost $376,882)	376,882

	Total Investments – 100.0% (Identified Cost $10,670,543)(a)	13,162,787
	Other assets less liabilities – (0.0)%	(3,933)

	Net Assets – 100.0%	$13,158,854

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2017, the net unrealized appreciation on investments based on a cost of $10,670,543 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,621,878

Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(129,634)

Net unrealized appreciation	$2,492,244

At September 30, 2016, the Fund had a short-term capital loss carryforward of $1,072,253 with no expiration date and a long-term capital loss carryforward of $29,020 with no expiration date. At September 30, 2016, late-year ordinary and post-October capital loss deferrals were $7,917. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

SLM	Sallie Mae

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,785,905	$—	$—	$12,785,905
Short-Term Investments	—	376,882	—	376,882

Total	$12,785,905	$376,882	$—	$13,162,787

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30,2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2017 (Unaudited)

Health Care Equipment & Supplies	9.8%
Software	8.9
Machinery	6.8
Capital Markets	6.2
Hotels, Restaurants & Leisure	5.1
Electronic Equipment, Instruments & Components	4.8
Banks	4.6
Internet Software & Services	3.9
Semiconductors & Semiconductor Equipment	3.7
Aerospace & Defense	3.7
Commercial Services & Supplies	3.5
Health Care Providers & Services	3.4
IT Services	3.4
Diversified Consumer Services	3.2
Biotechnology	3.0
Health Care Technology	2.5
Electrical Equipment	2.0
Other Investments, less than 2% each	18.7
Short-Term Investments	2.8

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 72.9% of Net Assets

Non-Convertible Bonds – 66.2%

	ABS Other – 0.3%
$20,765,836	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	$14,016,939
8,183,222	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	2,358,404
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	42,000
11,238,245	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(e)	10,835,783

		27,253,126

	Aerospace & Defense – 1.1%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	477,502
10,225,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	10,248,824
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,286,525
22,548,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	25,253,760
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	24,906,000
5,310,000	Textron Financial Corp., 2.917%, 2/15/2067, 144A(f)	4,579,875
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	25,309,673
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	18,075,888

		112,138,047

	Airlines – 2.7%
130,040,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	136,945,124
12,054,116	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	12,532,906
175,117	Continental Airlines Pass Through Certificates, Series 1999-1, Class B, 6.795%, 2/02/2020	180,370
2,366,465	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,502,536
2,231,854	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,334,675
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	21,540,375
930	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	922
326,033	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	350,486
474,975	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	505,849
34,032,343	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	37,162,298

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$5,218,799	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	$5,630,040
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	51,519,875
2,909,655	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	2,975,005
3,939,899	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	4,028,350

		278,208,811

	Automotive – 0.3%
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,422,715
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,655,773
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,487,143
26,055,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	26,836,650

		35,402,281

	Banking – 4.9%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	7,350,000
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	272,891
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(g)	1,541,250
7,045,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	7,165,364
10,000,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	7,823,180
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	27,755,245
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,603,221
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	20,067,281
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	19,517,451
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	33,944,423
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	941,496
36,195,000	Morgan Stanley, 4.350%, 9/08/2026	37,629,697
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	27,918,753
185,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	151,832,673
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	54,725,925
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	48,789,471

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	$11,971,310
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	42,120,204

		504,969,835

	Brokerage – 1.1%
5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	4,987,500
22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	23,385,250
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	46,852,418
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	21,812,240
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	17,436,512

		114,473,920

	Building Materials – 0.5%
19,945,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	19,856,045
1,859,000	Masco Corp., 6.500%, 8/15/2032	2,274,195
195,000	Masco Corp., 7.125%, 3/15/2020	218,609
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,644,056
2,000,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	2,162,500
18,640,000	Owens Corning, 7.000%, 12/01/2036	24,221,804

		50,377,209

	Cable Satellite – 1.4%
850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	892,500
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	1,038,375
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,493,181
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,659,750
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	18,862,963
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	21,036,574
4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,600,449
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	150,474
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	53,452,458
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	9,346,565

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$7,000,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	$7,420,000
20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	21,518,000

		146,471,289

	Chemicals – 2.0%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	20,453,825
6,605,000	Chemours Co. (The), 6.625%, 5/15/2023	6,984,787
33,788,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	34,463,760
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	20,950,000
26,164,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	13,343,640
8,757,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	4,728,780
16,660,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	11,370,450
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	92,929,191
885,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	796,500

		206,020,933

	Construction Machinery – 0.1%
840,000	Komatsu Mining Corp., 6.625%, 11/15/2036	1,128,427
5,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	5,347,487
1,979,000	United Rentals North America, Inc., 7.625%, 4/15/2022	2,068,055

		8,543,969

	Consumer Cyclical Services – 0.1%
670,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	686,750
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	6,008,750

		6,695,500

	Consumer Products – 0.1%
11,880,000	Avon Products, Inc., 8.950%, 3/15/2043	10,588,050

	Diversified Manufacturing – 0.4%
57,000,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	42,145,521

	Electric – 1.2%
5,093,000	AES Corp. (The), 4.875%, 5/15/2023	5,188,494

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Electric – continued
$9,505,000		AES Corp. (The), 5.500%, 3/15/2024	$9,897,081
10,185,000		AES Corp. (The), 5.500%, 4/15/2025	10,700,157
34,852,340		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	39,493,034
47,979,300		Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(e)	19,005,081
790,733		CE Generation LLC, 7.416%, 12/15/2018	751,196
6,145,000		Dynegy, Inc., 7.625%, 11/01/2024	5,960,650
29,959,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	30,970,116
3,570,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,558,859
313,903		Red Oak Power LLC, Series A, 8.540%, 11/30/2019	313,903

			126,838,571

		Finance Companies – 2.8%
4,095,000		iStar, Inc., 4.875%, 7/01/2018	4,120,717
14,060,000		iStar, Inc., 5.000%, 7/01/2019	14,200,600
2,260,000		Navient Corp., 5.875%, 10/25/2024	2,300,228
109,950	(††)	Navient Corp., 6.000%, 12/15/2043	2,616,261
30,265,000		Navient Corp., MTN, 6.125%, 3/25/2024	31,172,950
22,945,000		Navient LLC, 5.500%, 1/25/2023	23,317,856
5,910,000		Navient LLC, MTN, 4.625%, 9/25/2017	5,924,775
7,780,000		Navient LLC, MTN, 5.500%, 1/15/2019	8,100,925
6,490,000		Navient LLC, MTN, 7.250%, 1/25/2022	7,090,325
50,910,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(e)	42,525,123
46,475,000		Springleaf Finance Corp., 5.250%, 12/15/2019	48,338,647
34,265,000		Springleaf Finance Corp., 7.750%, 10/01/2021	38,333,969
55,015,000		Springleaf Finance Corp., 8.250%, 10/01/2023	61,479,262

			289,521,638

		Food & Beverage – 0.0%
4,880,000		Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,093,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned – No Guarantee – 0.7%
$22,160,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	$25,152,176
21,145,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	19,939,735
30,955,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	25,684,911

		70,776,822

	Healthcare – 3.0%
28,815,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	25,177,106
40,686,000	HCA, Inc., 5.875%, 5/01/2023	44,296,882
14,620,000	HCA, Inc., 7.050%, 12/01/2027	16,374,400
20,447,000	HCA, Inc., 7.500%, 12/15/2023	23,718,520
24,215,000	HCA, Inc., 7.500%, 11/06/2033	27,393,219
14,056,000	HCA, Inc., 7.690%, 6/15/2025	16,304,960
32,745,000	HCA, Inc., 8.360%, 4/15/2024	39,130,275
10,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	12,410,213
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,725,960
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	969,325
29,130,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	30,589,704
25,780,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	25,780,000
33,959,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	31,242,280
1,015,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	1,101,072
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,050,638
7,685,000	THC Escrow Corp. III, 5.125%, 5/01/2025, 144A	7,713,819

		313,978,373

	Home Construction – 0.8%
3,075,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	3,221,062
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(e)	12,500,418
1,095,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	1,109,334
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	47,378,150
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	13,783,550

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$10,305,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	$10,554,381
195,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	205,725

		88,752,620

	Independent Energy – 3.0%
595,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	581,211
540,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	494,856
4,810,000	Antero Resources Corp., 5.625%, 6/01/2023	4,870,125
28,825,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	28,825,000
8,145,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	7,228,687
8,225,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	7,032,375
15,000,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	13,407,600
8,645,000	California Resources Corp., 5.500%, 9/15/2021	5,009,345
1,188,000	California Resources Corp., 6.000%, 11/15/2024	556,210
49,315,000	California Resources Corp., 8.000%, 12/15/2022, 144A	31,191,737
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,218,300
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	55,000
21,335,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	21,121,650
37,475,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	36,819,187
15,215,000	Continental Resources, Inc., 3.800%, 6/01/2024	13,931,158
5,450,000	Continental Resources, Inc., 4.500%, 4/15/2023	5,204,750
550,000	Continental Resources, Inc., 5.000%, 9/15/2022	539,688
19,290,000	Eclipse Resources Corp., 8.875%, 7/15/2023	19,193,550
6,475,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	5,827,500
180,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	139,050
4,515,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	3,510,412
1,022,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,049,850
1,065,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,030,388
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,829,927

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$2,055,000	QEP Resources, Inc., 5.250%, 5/01/2023	$1,941,975
17,187,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(h)	9,366,915
2,565,000	Rice Energy, Inc., 6.250%, 5/01/2022	2,680,425
1,735,000	RSP Permian, Inc., 6.625%, 10/01/2022	1,800,062
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023	14,326,400
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021	8,615,600
8,241,000	SM Energy Co., 5.000%, 1/15/2024	7,293,285
21,280,000	SM Energy Co., 6.125%, 11/15/2022	20,216,000
801,000	SM Energy Co., 6.500%, 11/15/2021	778,973
2,522,000	SM Energy Co., 6.500%, 1/01/2023	2,402,205
1,110,000	Southwestern Energy Co., 6.700%, 1/23/2025	1,085,025
10,845,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	10,777,219
10,735,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	10,090,900
945,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	869,476

		308,912,016

	Life Insurance – 0.7%
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(e)	17,066,445
1,225,000	Genworth Holdings, Inc., 3.184%, 11/15/2066(f)	465,500
3,230,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	2,664,750
6,955,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	5,772,650
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(e)	33,711,160
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(e)	11,092,511

		70,773,016

	Local Authorities – 1.4%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	78,040,937
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	65,241,067

		143,282,004

	Media Entertainment – 1.2%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	4,833,428

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$64,250,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	$48,187,500
33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	24,693,800
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,440,275
17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	18,802,625
16,200,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	15,774,750
1,445,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,441,388
283,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	296,089
5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	6,413,812

		127,883,667

	Metals & Mining – 1.6%
8,202,122	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(c)(i)(j)	3,281
2,000,000	AK Steel Corp., 7.625%, 10/01/2021	2,080,640
25,271,000	ArcelorMittal, 7.250%, 3/01/2041	27,861,277
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	10,550,538
26,350,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(e)(i)	2,108,000
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	12,592,088
1,105,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	1,035,584
14,645,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	15,397,753
51,000,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	55,590,000
2,431,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	2,534,318
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	12,753,219
11,719,000	United States Steel Corp., 6.650%, 6/01/2037	10,547,100
4,835,000	United States Steel Corp., 6.875%, 4/01/2021	4,992,138
2,655,000	United States Steel Corp., 7.375%, 4/01/2020	2,871,117
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,977,670

		171,894,723

	Midstream – 0.2%
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,636,290

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$10,230,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025, 144A	$9,360,450
1,720,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023, 144A	1,696,350
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	600,950
3,185,492	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	3,488,113

		24,782,153

	Non-Agency Commercial Mortgage-Backed Securities – 0.6%
24,519,493	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(f)	24,715,720
10,650,173	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	8,206,086
29,570,323	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)(e)	30,007,963

		62,929,769

	Oil Field Services – 1.9%
19,335,000	FTS International, Inc., 6.250%, 5/01/2022	15,845,999
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	6,194,400
12,610,000	Noble Holding International Ltd., 7.750%, 1/15/2024	9,977,662
17,482,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(i)	3,846,040
40,403,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(i)	8,888,660
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	14,248,375
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	10,487,450
594,000	Precision Drilling Corp., 6.500%, 12/15/2021	581,378
1,548,586	Precision Drilling Corp., 6.625%, 11/15/2020	1,513,743
84,744,750	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	86,439,645
39,300,000	Transocean, Inc., 5.800%, 10/15/2022	36,450,750
1,320,000	Transocean, Inc., 6.800%, 3/15/2038	963,600

		195,437,702

	Packaging – 0.0%
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,781,725

	Paper – 0.4%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	21,105,991
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,784,262

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Paper – continued
$8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	$12,318,416
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,564,314

		43,772,983

	Property & Casualty Insurance – 0.2%
12,510,000	MBIA Insurance Corp., 12.418%, 1/15/2033, 144A(d)(f)	6,004,800
3,000,000	Sirius International Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(f)(g)	3,011,250
17,870,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 3.616%(f)(g)	16,663,775

		25,679,825

	Railroads – 0.0%
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(e)	1,092,334

	Restaurants – 0.0%
1,330,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	1,800,249

	Retailers – 0.8%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,685,729
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,739,265
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022	12,015,900
830,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	816,513
1,968,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	1,995,060
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	19,567,250
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,706,800
2,710,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	2,960,675
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	12,830,824
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,710,816
3,765,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	696,525
22,871,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	21,327,207

		87,052,564

	Sovereigns – 1.0%
102,530,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	104,580,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – 2.1%
$1,720,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025, 144A	$1,599,600
4,555,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	4,520,837
87,380,000	New Albertson’s, Inc., 7.450%, 8/01/2029	84,758,600
25,595,000	New Albertson’s, Inc., 7.750%, 6/15/2026	25,638,000
29,135,000	New Albertson’s, Inc., 8.000%, 5/01/2031	28,872,494
8,720,000	New Albertson’s, Inc., 8.700%, 5/01/2030	8,894,400
17,557,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	15,976,870
2,290,000	Safeway, Inc., 7.250%, 2/01/2031	2,152,600
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	33,888,400
13,060,000	SUPERVALU, Inc., 7.750%, 11/15/2022	12,700,850

		219,002,651

	Supranational – 0.2%
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	18,217,837

	Technology – 1.0%
4,537,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	4,803,549
17,060,000	Amkor Technology, Inc., 6.375%, 10/01/2022	17,763,725
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	60,845,115
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	17,286,974
165,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	193,246

		100,892,609

	Transportation Services – 0.1%
10,503,000	APL Ltd., 8.000%, 1/15/2024(b)(e)	9,767,790

	Treasuries – 21.4%
312,000,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	236,995,373
29,490,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	22,796,307
80,645,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	62,997,376
1,010,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(h)	1,052,634
1,100,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(h)	938,791

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(h)	$3,374,093
4,455,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(h)	3,717,851
5,820,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(h)	4,828,740
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(h)	3,308,159
4,680,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(h)	3,870,503
5,970,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(h)	4,930,963
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(h)	3,304,915
1,605,660,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	13,934,390
4,496,156,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	37,095,030
10,000,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	51,438,253
9,930,439	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	54,504,082
4,250,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	25,073,917
7,740,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	44,883,151
27,224,481	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	160,366,987
3,035,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	18,986,361
21,700,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	142,453,871
252,700,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	194,134,325
175,365,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	145,502,952
458,725,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	60,820,438
658,049,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	84,532,941
162,850,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	48,935,125
55,925,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	17,935,198
275,000,000		U.S. Treasury Note, 0.500%, 7/31/2017	274,918,875
250,000,000		U.S. Treasury Note, 0.750%, 9/30/2018	248,232,500
250,000,000		U.S. Treasury Note, 1.000%, 11/30/2018	248,789,000

			2,224,653,101

		Wireless – 1.2%
293,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	15,246,575

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	$6,823,110
49,955,000	Sprint Capital Corp., 6.875%, 11/15/2028	55,528,479
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	7,887,600
21,052,000	Sprint Communications, Inc., 6.000%, 11/15/2022	22,315,120
8,200,000	Sprint Corp., 7.125%, 6/15/2024	9,122,500
4,727,000	Sprint Corp., 7.250%, 9/15/2021	5,252,879

		122,176,263

	Wirelines – 3.7%
4,370,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,286,428
7,545,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	7,346,775
28,385,000	CenturyLink, Inc., 6.450%, 6/15/2021	30,655,800
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	710,494
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	7,354,425
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,757,450
7,940,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	8,550,427
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	343,875
3,620,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	3,783,624
10,703,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	10,649,485
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,383,300
16,755,000	Frontier Communications Corp., 6.250%, 9/15/2021	14,953,837
18,725,000	Frontier Communications Corp., 6.875%, 1/15/2025	14,745,937
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	28,560,320
25,745,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	26,710,437
4,667,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A(i)	1,621,782
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(i)	6,334,027
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(i)	11,510,370
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	40,394,746
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	12,961,520

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$33,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	$31,734,601
26,401,000	Qwest Corp., 6.875%, 9/15/2033	25,978,399
30,646,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	32,403,855
16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	17,755,200
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	15,395,631
14,776,000	Verizon Communications, Inc., 2.450%, 11/01/2022	14,483,642
1,225,000	Windstream Services LLC, 7.500%, 6/01/2022	1,093,313
3,760,000	Windstream Services LLC, 7.500%, 4/01/2023	3,299,400

		381,759,100

	Total Non-Convertible Bonds (Identified Cost $7,295,154,433)	6,886,374,696

Convertible Bonds – 5.2%

	Building Materials – 0.3%
9,592,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	9,076,430
19,486,000	KB Home, 1.375%, 2/01/2019	20,837,841

		29,914,271

	Cable Satellite – 1.5%
133,515,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	161,886,938

	Chemicals – 0.0%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	5,079,900

	Diversified Manufacturing – 0.1%
4,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	5,923,522

	Healthcare – 0.1%
4,930,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	6,365,863

	Leisure – 0.3%
27,795,000	Rovi Corp., 0.500%, 3/01/2020	27,456,457

	Midstream – 0.3%
20,275,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	18,957,125
9,965,000	SM Energy Co., 1.500%, 7/01/2021	8,956,044

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Midstream – continued
$1,000,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	$845,000

		28,758,169

	Pharmaceuticals – 0.1%
1,655,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,968,416
7,595,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	6,545,940

		8,514,356

	Property & Casualty Insurance – 0.5%
42,319,000	Old Republic International Corp., 3.750%, 3/15/2018	53,559,984

	Technology – 2.0%
695,000	Ciena Corp., 3.750%, 10/15/2018, 144A	935,644
77,448,000	Intel Corp., 3.250%, 8/01/2039	127,982,820
5,233,865	Liberty Interactive LLC, 3.500%, 1/15/2031	5,071,312
13,270,000	Nuance Communications, Inc., 1.000%, 12/15/2035	12,788,166
2,480,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	2,501,700
39,460,000	Nuance Communications, Inc., 1.500%, 11/01/2035	40,569,812
10,415,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	11,925,175
11,570,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	12,777,619

		214,552,248

	Total Convertible Bonds (Identified Cost $442,670,737)	542,011,708

Municipals – 1.5%

	District of Columbia – 0.1%
3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	5,481,206

	Illinois – 0.1%
17,570,000	State of Illinois, 5.100%, 6/01/2033	16,447,628

	Michigan – 0.1%
11,805,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	11,768,641

	Puerto Rico – 0.4%
63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(i)	38,819,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – continued

	Virginia – 0.8%
$97,200,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	$84,950,856

	Total Municipals (Identified Cost $180,419,792)	157,467,581

	Total Bonds and Notes (Identified Cost $7,918,244,962)	7,585,853,985

Loan Participations – 0.1%

	ABS Other – 0.1%
10,920,381	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (f) (Identified Cost $11,002,284)	10,920,381

Senior Loans – 1.9%

	Automotive – 0.3%
21,803,470	IBC Capital Ltd., 1st Lien Term Loan, 4.978%, 9/09/2021(f)	21,421,909
5,948,124	IBC Capital Ltd., 2nd Lien Term Loan, 8.228%, 9/09/2022(f)	5,516,885

		26,938,794

	Chemicals – 0.3%
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.796%, 12/20/2020(f)	31,942,906

	Construction Machinery – 0.3%
43,444,701	Onsite U.S. Finco LLC, Term Loan, 5.716%, 7/30/2021(b)(e)(f)	31,062,961

	Consumer Cyclical Services – 0.7%
28,250,786	SourceHov LLC, 2014 1st Lien Term Loan, 8.046%, 10/31/2019(f)	28,060,094
43,000,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.796%, 4/30/2020(f)	43,000,000

		71,060,094

	Financial Other – 0.1%
12,847,086	DBRS Ltd., Term Loan, 6.452%, 3/04/2022(f)	12,525,909

	Media Entertainment – 0.0%
862,305	Dex Media, Inc., Term Loan, 11.226%, 7/29/2021(f)	873,084

	Natural Gas – 0.0%
1,429,245	Southcross Holdings Borrower LP, Exit Term Loan B, 3.500%, 4/13/2023(f)	1,243,443

	Oil Field Services – 0.1%
2,618,182	FTS International, Inc., New Term Loan B, 5.976%, 4/16/2021(f)	2,088,000
5,413,154	Paragon Offshore Finance Co., Term Loan B, 6.000%, 7/18/2021(f)(i)	2,070,532

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

Oil Field Services – continued
$2,895,476	Petroleum Geo-Services ASA, New Term Loan B, 3.796%, 3/19/2021(f)	$2,312,761

		6,471,293

	Other Utility – 0.0%
1,298,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.546%, 11/06/2020(f)	1,272,040

	Retailers – 0.0%
2,614,748	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.226%, 8/21/2019(f)	2,454,594

	Technology – 0.1%
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 9.898%, 4/01/2022(f)	9,032,011

	Transportation Services – 0.0%
3,495,979	OSG Bulk Ships, Inc., OBS Term Loan, 5.430%, 8/05/2019(f)	3,312,440

	Total Senior Loans (Identified Cost $220,253,944)	198,189,569

Shares
Common Stocks – 4.7%

	Diversified Telecommunication Services – 0.1%
232,155	Hawaiian Telcom Holdco, Inc.(d)	5,801,553

	Media – 0.0%
303,043	Dex Media, Inc.(b)(c)(d)	1,166,716

	Oil, Gas & Consumable Fuels – 0.0%
846,398	Chesapeake Energy Corp.(d)	4,206,598
2,943	Frontera Energy Corp.(d)	77,728
1,514	Southcross Holdings Group LLC(b)(c)(d)	—
1,514	Southcross Holdings LP, Class A(b)(c)(d)	866,765

		5,151,091

	Pharmaceuticals – 4.6%
8,514,190	Bristol-Myers Squibb Co.	474,410,667

	Total Common Stocks (Identified Cost $223,305,612)	486,530,027

Preferred Stocks – 1.8%
Convertible Preferred Stocks – 1.3%

	Banking – 0.3%
19,062	Bank of America Corp., Series L, 7.250%	24,056,053
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	11,187,702

		35,243,755

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Communications – 0.0%
10,483	Cincinnati Bell, Inc., 6.750%	$524,255

	Energy – 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	12,139,080

	Midstream – 0.7%
172,972	Chesapeake Energy Corp., 4.500%	9,297,072
231,033	Chesapeake Energy Corp., 5.000%	14,324,046
32,522	Chesapeake Energy Corp., Series A, 5.750%, 144A	19,248,959
43,178	Chesapeake Energy Corp., 5.750%, 144A	25,933,786
6,017	Chesapeake Energy Corp., 5.750%	3,613,961

		72,417,824

	REITs - Health Care – 0.1%
116,700	Welltower, Inc., 6.500%	7,732,542

	REITs - Mortgage – 0.0%
38,767	iStar, Inc., Series J, 4.500%	1,964,711

	Technology – 0.1%
63,993	Belden, Inc., 6.750%	6,637,994

	Total Convertible Preferred Stocks (Identified Cost $153,938,131)	136,660,161

Non-Convertible Preferred Stocks – 0.5%

	Electric – 0.0%
393	Entergy New Orleans, Inc., 4.750%	40,737

	Finance Companies – 0.1%
39,200	iStar, Inc., Series E, 7.875%	992,191
39,300	iStar, Inc., Series F, 7.800%	989,967
10,425	iStar, Inc., Series G, 7.650%	261,772

		2,243,930

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(d)	1,478,547

	Metals & Mining – 0.3%
906,807	Arconic, Inc., 5.375%	32,463,690

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	REITs - Office Property – 0.0%
1,596	Highwoods Realty LP, Series A, 8.625%	$1,986,521

	REITs - Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	8,714,400

	Total Non-Convertible Preferred Stocks (Identified Cost $52,073,989)	46,927,825

	Total Preferred Stocks (Identified Cost $206,012,120)	183,587,986

Closed-End Investment Companies – 0.0%
170,282	NexPoint Credit Strategies Fund (Identified Cost $10,230,310)	3,708,742

Principal Amount
Short-Term Investments – 17.2%
$412,640,000	Federal National Mortgage Association Discount Notes, 0.960%, 08/28/2017(k)	411,985,141
1,289,453	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2017 at 0.000% to be repurchased at $1,289,453 on 7/03/2017 collateralized by $1,305,800 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $1,315,252 including accrued interest(l)	1,289,453
273,263,976	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $273,271,718 on 7/03/2017 collateralized by $278,970,000 U.S. Treasury Note, 2.125% due 5/15/2025 valued at $278,731,481 including accrued interest(l)	273,263,976
100,000,000	U.S. Treasury Bills, 0.780%, 07/27/2017(k)	99,945,300
400,000,000	U.S. Treasury Bills, 0.825%, 07/13/2017(k)	399,914,000
104,715,000	U.S. Treasury Bills, 0.995%, 10/05/2017(k)	104,437,505
500,000,000	U.S. Treasury Bills, 0.930%, 09/21/2017(k)	498,918,500

	Total Short-Term Investments (Identified Cost $1,789,766,865)	1,789,753,875

	Total Investments – 98.6% (Identified Cost $10,378,816,097)(a)	10,258,544,565
	Other assets less liabilities – 1.4%	144,331,416

	Net Assets – 100.0%	$10,402,875,981

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities. As of June 30, 2017, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$220,775,569	2.1%	$36,526,525	0.4%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized depreciation on investments based on a cost of $10,420,469,876 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$743,701,985
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(905,627,296)

Net unrealized depreciation	$(161,925,311)

(b)	Illiquid security.
(c)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of these securities amounted to $36,526,525 or 0.4% of net assets.
(d)	Non-income producing security.

(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2017, the value of these securities amounted to $220,775,569 or 2.1% of net assets.
(f)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(g)	Perpetual bond with no specified maturity date.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $1,794,841,536 or 17.3% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$10,835,783	$16,417,343	(a)	$27,253,126
Airlines	—	278,207,889	922	(b)	278,208,811
Chemicals	—	187,948,513	18,072,420	(c)	206,020,933
Finance Companies	2,616,261	286,905,377	—		289,521,638
Metals & Mining	—	171,891,442	3,281	(c)	171,894,723
Non-Agency Commercial Mortgage-Backed Securities	—	32,921,806	30,007,963	(b)	62,929,769
All Other Non-Convertible Bonds*	—	5,850,545,696	—		5,850,545,696

Total Non-Convertible Bonds	2,616,261	6,819,256,506	64,501,929		6,886,374,696

Convertible Bonds*	—	542,011,708	—		542,011,708
Municipals*	—	157,467,581	—		157,467,581

Total Bonds and Notes	2,616,261	7,518,735,795	64,501,929		7,585,853,985

Loan Participations*	—	—	10,920,381(b)		10,920,381
Senior Loans*		198,189,569	—		198,189,569
Common Stocks
Media	—	—	1,166,716	(a)	1,166,716
Oil, Gas & Consumable Fuels	4,284,326	—	866,765	(c)(d)	5,151,091
All Other Common Stocks*	480,212,220	—	—		480,212,220

Total Common Stocks	484,496,546	—	2,033,481		486,530,027

Preferred Stocks
Convertible Preferred Stocks
Midstream	9,297,072	63,120,752	—		72,417,824
REITs - Mortgage	—	1,964,711	—		1,964,711
All Other Convertible Preferred Stocks*	62,277,626	—	—		62,277,626

Total Convertible Preferred Stocks	71,574,698	65,085,463	—		136,660,161

Non-Convertible Preferred Stocks
Electric	—	40,737	—		40,737
REITs - Office Property	—	1,986,521	—		1,986,521
REITs - Warehouse/Industrials	—	8,714,400	—		8,714,400
All Other Non-Convertible Preferred Stocks*	36,186,167	—	—		36,186,167

Total Non-Convertible Preferred Stocks	36,186,167	10,741,658	—		46,927,825

Total Preferred Stocks	107,760,865	75,827,121	—		183,587,986

Closed-End Investment Companies	3,708,742	—	—		3,708,742
Short-Term Investments	—	1,789,753,875	—		1,789,753,875

Total	$598,582,414	$9,582,506,360	$77,455,791		$10,258,544,565

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Includes a security fair valued at zero using Level 3 inputs.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or June 30, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$15,268,979	$—	$—	$(204,504)	$1,352,868	$—	$—	$—	$16,417,343	$(204,504)
Airlines	138,786	—	8,931	(10,644)	—	(136,151)	—	—	922	(11)
Chemicals	12,834,270	251,683	—	4,986,467	—	—	—	—	18,072,420	4,986,467
Metals & Mining	3,281	41,715	—	(41,715)	—	—	—	—	3,281	(41,715)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	240,915	—	(406,918)	30,173,966	—	30,007,963	240,915
Transportation Services	10,567,554	17,723	1,770,584	(1,888,603)	—	(10,467,258)	—	—	—	—
Loan Participations
ABS Other	12,813,862	—	(15,295)	161,091	—	(2,039,277)	—	—	10,920,381	161,091
Senior Loans
Wirelines	14,173,305	—	—	824,901	—	(14,998,206)	—	—	—	—
Common Stocks
Media	602,449	—	—	564,267	—	—	—	—	1,166,716	564,267
Oil, Gas & Consumable Fuels	545,040	—	—	321,725	—	—	—	—	866,765	321,725
Warrants
Oil, Gas & Consumable Fuels	112,975	—	157,748	(112,975)	—	(157,748)	—	—	—	—

Total	$67,060,501	$311,121	$1,921,968	$4,840,925	$1,352,868	$(28,205,558)	$30,173,966	$—	$77,455,791	$6,028,235

A debt security valued at $30,173,966 was transferred from Level 2 to Level 3 during the period ended June 30, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2017 (Unaudited)

Treasuries	21.4%
Banking	5.2
Pharmaceuticals	4.7
Wirelines	3.7
Technology	3.2
Healthcare	3.1
Independent Energy	3.0
Cable Satellite	2.9
Finance Companies	2.9
Airlines	2.7
Chemicals	2.3
Supermarkets	2.1
Oil Field Services	2.0
Other Investments, less than 2% each	22.2
Short-Term Investments	17.2

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure Summary at June 30, 2017 (Unaudited)

United States Dollar	77.5%
New Zealand Dollar	5.0
Mexican Peso	4.9
Canadian Dollar	4.6
Australian Dollar	3.1
Other, less than 2% each	3.5

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 97.4% of Net Assets

	Aerospace & Defense – 3.7%
74,104	Northrop Grumman Corp.	$19,023,238
216,429	United Technologies Corp.	26,428,145

		45,451,383

	Automobiles – 0.9%
207,262	Harley-Davidson, Inc.	11,196,293

	Banks – 14.2%
1,428,198	Bank of America Corp.	34,648,083
411,447	Citigroup, Inc.	27,517,575
533,537	Fifth Third Bancorp	13,850,621
416,029	JPMorgan Chase & Co.	38,025,051
216,060	PNC Financial Services Group, Inc. (The)	26,979,412
605,634	Wells Fargo & Co.	33,558,180

		174,578,922

	Beverages – 1.4%
154,897	PepsiCo, Inc.	17,889,055

	Building Products – 1.7%
481,894	Johnson Controls International PLC	20,894,924

	Capital Markets – 2.6%
130,579	Ameriprise Financial, Inc.	16,621,401
174,537	State Street Corp.	15,661,205

		32,282,606

	Chemicals – 1.5%
233,057	E.I. du Pont de Nemours & Co.	18,810,030

	Communications Equipment – 3.2%
646,362	Cisco Systems, Inc.	20,231,130
181,973	Harris Corp.	19,849,615

		40,080,745

	Construction Materials – 1.0%
101,320	Vulcan Materials Co.	12,835,218

	Consumer Finance – 2.3%
160,497	American Express Co.	13,520,267
230,163	Discover Financial Services	14,313,837

		27,834,104

	Containers & Packaging – 1.5%
419,229	Sealed Air Corp.	18,764,690

	Diversified Telecommunication Services – 1.3%
360,853	Verizon Communications, Inc.	16,115,695

	Electric Utilities – 3.1%
142,242	NextEra Energy, Inc.	19,932,372

Shares	Description	Value (†)
Common Stocks – continued

	Electric Utilities – continued
273,952	PG&E Corp.	$18,182,194

		38,114,566

	Electrical Equipment – 1.1%
176,630	Eaton Corp. PLC	13,747,113

	Energy Equipment & Services – 2.4%
278,787	Baker Hughes, Inc.	15,196,679
327,736	Halliburton Co.	13,997,605

		29,194,284

	Food & Staples Retailing – 1.0%
147,579	CVS Health Corp.	11,874,206

	Food Products – 1.4%
386,226	Mondelez International, Inc., Class A	16,681,101

	Health Care Equipment & Supplies – 3.8%
426,471	Abbott Laboratories	20,730,755
290,701	Medtronic PLC	25,799,714

		46,530,469

	Health Care Providers & Services – 5.4%
88,280	Aetna, Inc.	13,403,552
56,890	Humana, Inc.	13,688,872
104,846	Laboratory Corp. of America Holdings(b)	16,160,962
125,047	UnitedHealth Group, Inc.	23,186,215

		66,439,601

	Household Durables – 1.3%
299,421	Newell Brands, Inc.	16,054,954

	Industrial Conglomerates – 1.5%
141,347	Honeywell International, Inc.	18,840,142

	Insurance – 6.4%
337,187	American International Group, Inc.	21,080,931
404,105	FNF Group	18,116,027
405,884	MetLife, Inc.	22,299,267
136,618	Travelers Cos., Inc. (The)	17,286,276

		78,782,501

	Internet & Direct Marketing Retail – 1.2%
581,487	Liberty Interactive Corp./QVC Group, Class A(b)	14,269,691

	IT Services – 1.5%
73,580	Alliance Data Systems Corp.	18,887,250

	Machinery – 1.3%
248,950	Pentair PLC	16,565,133

	Media – 2.1%
680,923	Comcast Corp., Class A	26,501,523

	Multiline Retail – 0.7%
113,766	Dollar General Corp.	8,201,391

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – 6.1%
317,597	Anadarko Petroleum Corp.	$14,399,848
218,209	Chevron Corp.	22,765,745
195,006	Hess Corp.	8,554,913
325,705	Marathon Petroleum Corp.	17,044,143
223,006	Royal Dutch Shell PLC, Sponsored ADR	11,861,689

		74,626,338

	Pharmaceuticals – 5.7%
72,166	Allergan PLC	17,542,833
139,918	Eli Lilly & Co.	11,515,252
241,514	Merck & Co., Inc.	15,478,632
756,578	Pfizer, Inc.	25,413,455

		69,950,172

	Real Estate Management & Development – 1.0%
349,328	CBRE Group, Inc., Class A(b)	12,715,539

	REITs - Diversified – 1.9%
294,962	Outfront Media, Inc.	6,819,521
485,125	Weyerhaeuser Co.	16,251,688

		23,071,209

	Road & Rail – 1.5%
149,109	Norfolk Southern Corp.	18,146,565

	Semiconductors & Semiconductor Equipment – 1.3%
284,381	QUALCOMM, Inc.	15,703,519

	Software – 4.7%
317,248	Microsoft Corp.	21,867,905
526,048	Oracle Corp.	26,376,047
364,182	Symantec Corp.	10,288,141

		58,532,093

	Specialty Retail – 1.1%
114,078	Advance Auto Parts, Inc.	13,300,354

	Technology Hardware, Storage & Peripherals – 2.1%
110,896	Apple, Inc.	15,971,242
337,084	Diebold Nixdorf, Inc.	9,438,352

		25,409,594

	Tobacco – 1.6%
172,400	Philip Morris International, Inc.	20,248,380

	Wireless Telecommunication Services – 0.9%
373,314	Vodafone Group PLC, Sponsored ADR	10,725,311

	Total Common Stocks (Identified Cost $898,561,054)	1,199,846,664

Principal Amount	Description	Value (†)
Short-Term Investments – 2.3%
$ 28,108,800	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $28,109,595 on 7/03/2017 collateralized by $28,190,000 U.S. Treasury Inflation Note, 0.250% due 1/15/2025 valued at $28,674,135 including accrued interest(c) (Identified Cost $28,108,800)	$28,108,800

	Total Investments – 99.7% (Identified Cost $926,669,854)(a)	1,227,955,464
	Other assets less liabilities – 0.3%	3,656,211

	Net Assets – 100.0%	$1,231,611,675

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2017, the net unrealized appreciation on investments based on a cost of $926,669,854 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$328,960,074
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(27,674,464)

Net unrealized appreciation	$301,285,610

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,199,846,664	$—	$—	$1,199,846,664
Short-Term Investments	—	28,108,800	—	28,108,800

Total	$1,199,846,664	$28,108,800	$—	$1,227,955,464

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2017 (Unaudited)

Banks	14.2%
Insurance	6.4
Oil, Gas & Consumable Fuels	6.1
Pharmaceuticals	5.7
Health Care Providers & Services	5.4
Software	4.7
Health Care Equipment & Supplies	3.8
Aerospace & Defense	3.7
Communications Equipment	3.2
Electric Utilities	3.1
Capital Markets	2.6
Energy Equipment & Services	2.4
Consumer Finance	2.3
Media	2.1
Technology Hardware, Storage & Peripherals	2.1
Other Investments, less than 2% each	29.6
Short-Term Investments	2.3

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David Giunta

Name:	David Giunta
Title:	Chief Executive Officer
Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta

Name:	David Giunta
Title:	Chief Executive Officer
Date:	August 22, 2017

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 22, 2017